  As filed with the Securities and Exchange Commission on April 22, 1999

                                                     Registration No. 33-25990
                                                                      811-3214
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 16

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 29
                       (Check appropriate box or boxes.)

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                  -------------------------------------------
                          (Exact Name of Registrant)

                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)

                       Copies of all communications to:
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                          Washington, D.C. 20004-2415
                      Attention: Kimberly J. Smith, Esq.

              Approximate Date of Public Offering:  Continuous
                                                    ----------

  It is proposed that this filing will become effective:

  ----- immediately upon filing pursuant to paragraph (b) of Rule 485
    X   on May 1, 1999 pursuant to paragraph (b) of Rule 485
  -----
  ----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
  -----

                     Title of Securities Being Registered:
                Units of Interest Under Variable Annuity Contracts

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS



Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802



This Prospectus describes individual variable annuity contracts that are issued by Lincoln National Life Insurance Company (LINCOLN LIFE). They are for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contracts are designed to accumulate CONTRACT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If the annuitant dies before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT.



This Prospectus offers three types of contracts. They are a single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.



The minimum PURCHASE PAYMENTS for each contract are:



1. Single premium deferred contract: $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others;



2. Flexible premium deferred contract (Multi-Fund 2,3,4,): $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others (minimum $100 subsequent PURCHASE PAYMENT); and



3. Periodic premium deferred contract (Multi-Fund 1): $600 per CONTRACT YEAR (minimum $25 per PURCHASE PAYMENT).



You choose whether your CONTRACT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your PURCHASE PAYMENTS into the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. SEE THE FIXED SIDE OF THE CONTRACT.



All PURCHASE PAYMENTS for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If you put all or some of your PURCHASE PAYMENTS into one or more of the contract's SUBACCOUNTS you take all the investment risk on the CONTRACT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your CONTRACT VALUE goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the funds and series you select. WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.



The available funds and series are listed below:



    Lincoln National Aggressive Growth Fund
    Lincoln National Bond Fund
    Lincoln National Capital Appreciation Fund
    Lincoln National Equity Income Fund
    Lincoln National Global Asset Allocation Fund
    Lincoln National Growth and Income Fund
    Lincoln National International Fund
    Lincoln National Managed Fund
    Lincoln National Money Market Fund
    Lincoln National Social Awareness Fund
    Lincoln National Special Opportunities Fund
    Delaware Group Premium Fund --
      Delaware Growth & Income (formerly known as
      Decatur Total Return) Series
      Global Bond Series
      Trend Series



This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the Prospectuses for the funds and series that are attached, and keep the Prospectuses for reference.



NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



You can obtain a current Statement of Additional Information (SAI) about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about LINCOLN LIFE and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



May 1, 1999

TABLE OF CONTENTS


                                                  PAGE
----------------------------------------------------------
Special terms                                           2
----------------------------------------------------------
Expense tables                                          3
----------------------------------------------------------
Summary                                                 5
----------------------------------------------------------
Condensed financial information                         7
----------------------------------------------------------
Investment results                                      9
----------------------------------------------------------
Financial statements                                    9
----------------------------------------------------------
Lincoln National Life Insurance Company                 9
----------------------------------------------------------
Variable annuity account (VAA)                          9
----------------------------------------------------------
Fixed side of the contract                              9
----------------------------------------------------------
Investments of the variable annuity account            10
----------------------------------------------------------
Description of the funds and series                    10
----------------------------------------------------------
Charges and other deductions                           12
----------------------------------------------------------

                                                  PAGE
----------------------------------------------------------

The contracts                                          15
----------------------------------------------------------
Annuity payouts                                        19
----------------------------------------------------------
Federal tax matters                                    20
----------------------------------------------------------
Voting rights                                          24
----------------------------------------------------------
Distribution of the contracts                          24
----------------------------------------------------------
Return privilege                                       24
----------------------------------------------------------
State regulation                                       24
----------------------------------------------------------
Restrictions under the Texas Optional
Retirement Program                                     24
----------------------------------------------------------
Records and reports                                    25
----------------------------------------------------------
Other information                                      25
----------------------------------------------------------
Statement of additional information
table of contents for the VAA                          27
----------------------------------------------------------



SPECIAL TERMS



(We have italicized the special terms that have special meaning throughout this Prospectus)



ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Lincoln National Variable Annuity Account C, into which LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.



ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the CONTRACT before the ANNUITY COMMENCEMENT DATE.



ANNUITANT -- The person on whose life the ANNUITY BENEFIT PAYMENTS made after an ANNUITY COMMENCEMENT DATE are based.



ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.



ANNUITY PAYOUT OPTION -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.



ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS for the variable side of the contract after the ANNUITY COMMENCEMENT DATE.



BENEFICIARY -- The person you designate to receive any DEATH BENEFIT paid if the annuitant dies before the ANNUITY COMMENCEMENT DATE.



CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the CONTRACT (decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.). Usually, but not always, the owner is the ANNUITANT.



CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.



CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.



DEATH BENEFIT -- An amount payable to your designated BENEFICIARY if the annuitant dies before the ANNUITY COMMENCEMENT DATE. An enhanced guaranteed minimum death benefit (EGMDB) is also available.



LINCOLN LIFE (we, us, our) -- Lincoln National Life Insurance Company.



PURCHASE PAYMENTS -- Amounts paid into the contract.



SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a class of a particular fund or series available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund or SERIES.



VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.



VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION
DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES



SUMMARY OF CONTRACT OWNER EXPENSES:



The maximum surrender charge (contingent deferred sales charge) as a percentage of CONTRACT VALUE (for single premium and periodic premium
contracts), or of PURCHASE PAYMENTS (for flexible premium contracts),        7% (SINGLE AND
surrendered/withdrawn:                                                       FLEXIBLE)
                                                                             8% (PERIODIC)



The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive these charges in certain situations.
See Charges and other deductions -- Surrender charges.



ANNUAL CONTRACT FEE:
Periodic and flexible premium Multi-Fund 2 contract only: $25



VAA ANNUAL EXPENSES:
(as a percentage of average account value):



                                                   WITH EGMDB         WITHOUT EGMDB
Mortality and expense risk charge                        1.00%               1.00%

Enhanced guaranteed minimum DEATH BENEFIT
  charge                                                  .30%                 --
                                                          ---                 ---
  Total annual charge for each VAA SUBACCOUNT            1.30%               1.00%



ANNUAL EXPENSES OF THE FUNDS AND SERIES FOR THE YEAR ENDED DECEMBER 31, 1998:



(as a percentage of each fund's or series' average net assets):



                                               MANAGEMENT        OTHER           TOTAL
                                               FEES          +   EXPENSES    =   EXPENSES
-----------------------------------------------------------------------------------------
 1.  Aggressive Growth                         .73               .08             .81
-----------------------------------------------------------------------------------------
 2.  Bond                                      .44               .13             .57
-----------------------------------------------------------------------------------------
 3.  Capital Appreciation                      .75               .08             .83
-----------------------------------------------------------------------------------------
 4.  Equity-Income                             .72               .07             .79
-----------------------------------------------------------------------------------------
 5.  Global Asset Allocation                   .72               .19             .91
-----------------------------------------------------------------------------------------
 6.  Growth and Income                         .31               .04             .35
-----------------------------------------------------------------------------------------
 7.  International                             .79               .14             .93
-----------------------------------------------------------------------------------------
 8.  Managed                                   .36               .03             .39
-----------------------------------------------------------------------------------------
 9.  Money Market                              .48               .11             .59
-----------------------------------------------------------------------------------------
10.  Social Awareness                          .34               .04             .38
-----------------------------------------------------------------------------------------
11.  Special Opportunities                     .36               .06             .42
-----------------------------------------------------------------------------------------
     Delaware Growth & Income (formerly known
     as Decatur Total Return)*                 .60               .11             .71
12.
-----------------------------------------------------------------------------------------
13.  Global Bond* (after waiver)               .68               .17             .85
-----------------------------------------------------------------------------------------
14.  Trend* (after waiver)                     .75               .10             .85
-----------------------------------------------------------------------------------------



*The investment adviser for the Delaware Growth & Income Series (formerly Decatur Total Return Series) and the Trend Series is Delaware Management Company, Inc. ("DMC"). The investment advisor for the Global Bond Series is Delaware International Advisers Ltd. Effective May 1, 1999 through October 31, 1999 the investment advisers for the series of the Delaware Group Premium Fund have VOLUNTARILY agreed to waive their management fees and reimburse each series for expenses to the extent that total expenses will not exceed 0.80% for the Delaware Growth & Income Series, 0.85% for the Trend Series and the Global Bond Series. In addition the management fees for Delaware Growth & Income will not exceed 0.60%. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 1999. The declaration of a VOLUNTARY expense limitation does not bind the investment advisers to declare future expense limitations with respect to the fund. Pursuant to a vote of the fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure, which took effect on May 1, 1999. Without the reimbursements or waivers total expenses for each series for year ending 12/31/98 would have been -- Global Bond, 0.92%, Trend, 0.85%.

EXAMPLES



(expenses of the SUBACCOUNTS and the funds and series):



If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                    1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
                           ------------------------  ------------------------  ------------------------  ------------------------
                            SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.
-----------------------------------------------------------------------------  --------------------------------------------------
 1.  Aggressive Growth       93    92    91     101   121   118   116     146   148   146   143     194   244   250   244     273
-----------------------------------------------------------------------------  --------------------------------------------------
 2.  Bond                    91    89    89      99   112   109   107     138   134   132   129     180   214   221   214     243
-----------------------------------------------------------------------------  --------------------------------------------------
 3.  Capital Appreciation    94    92    92     102   121   118   117     147   149   147   145     195   246   252   246     220
-----------------------------------------------------------------------------  --------------------------------------------------
 4.  Equity-Income           93    92    91     101   120   117   116     146   147   145   142     193   242   247   242     271
-----------------------------------------------------------------------------  --------------------------------------------------
 5.  Global Asset
     Allocation              94    93    92     102   123   121   119     149   153   151   149     199   255   260   255     283
-----------------------------------------------------------------------------  --------------------------------------------------
 6.  Growth and Income       89    87    87      97   107   104   102     133   125   122   120     172   196   201   196     225
-----------------------------------------------------------------------------  --------------------------------------------------
 7.  International           95    93    93     103   124   121   120     150   154   152   150     200   257   262   257     285
-----------------------------------------------------------------------------  --------------------------------------------------
 8.  Managed                 90    88    88      98   109   106   104     135   129   126   123     176   203   209   203     233
-----------------------------------------------------------------------------  --------------------------------------------------
 9.  Money Market            91    90    89      99   114   111   109     140   137   134   132     183   220   226   220     249
-----------------------------------------------------------------------------  --------------------------------------------------
10.  Social Awareness        89    88    87      97   108   105   103     134   127   124   121     174   199   204   199     228
-----------------------------------------------------------------------------  --------------------------------------------------
11.  Special
     Opportunities           90    88    88      98   109   106   104     135   129   126   123     176   203   209   203     233
-----------------------------------------------------------------------------  --------------------------------------------------
12.  Delaware Growth &
     Income (formerly
     Decatur Total
     Return)                 93    91    90     101   118   115   113     144   143   141   138     189   234   239   234     263
-----------------------------------------------------------------------------  --------------------------------------------------
13.  Global Bond             94    92    92     102   122   119   117     147   150   148   146     196   248   254   248     277
-----------------------------------------------------------------------------  --------------------------------------------------
14.  Trend                   93    92    91     101   121   118   116     146   148   146   143     194   244   250   244     273
-----------------------------------------------------------------------------  --------------------------------------------------



If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                    1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
                           ------------------------  ------------------------  ------------------------  ------------------------
                            SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.
-----------------------------------------------------------------------------  --------------------------------------------------
 1.  Aggressive Growth       21    22    21      19    66    68    66      59   113   116   113     101   244   250   244     218
-----------------------------------------------------------------------------  --------------------------------------------------
 2.  Bond                    19    19    19      16    57    59    57      50    99   102    99      86   214   221   214     187
-----------------------------------------------------------------------------  --------------------------------------------------
 3.  Capital Appreciation    22    22    22      19    67    68    67      59   115   117   115     102   246   252   246     220
-----------------------------------------------------------------------------  --------------------------------------------------
 4.  Equity-Income           21    22    21      19    66    67    66      58   112   115   112     100   242   247   242     216
-----------------------------------------------------------------------------  --------------------------------------------------
 5.  Global Asset
     Allocation              22    23    22      20    69    71    69      62   119   121   119     106   255   260   255     229
-----------------------------------------------------------------------------  --------------------------------------------------
 6.  Growth and Income       17    17    17      14    52    54    52      44    90    92    90      77   196   201   196     168
-----------------------------------------------------------------------------  --------------------------------------------------
 7.  International           23    23    23      20    70    71    70      62   120   122   120     107   257   262   257     231
-----------------------------------------------------------------------------  --------------------------------------------------
 8.  Managed                 18    18    18      15    54    56    54      47    93    96    93      80   203   209   203     176
-----------------------------------------------------------------------------  --------------------------------------------------
 9.  Money Market            19    20    19      17    59    61    59      51   102   104   102      89   220   226   220     194
-----------------------------------------------------------------------------  --------------------------------------------------
10.  Social Awareness        17    18    17      15    53    55    53      45    91    94    91      78   199   204   199     172
-----------------------------------------------------------------------------  --------------------------------------------------
11.  Special
     Opportunities           18    18    18      15    54    56    54      47    93    96    93      80   203   209   203     176
-----------------------------------------------------------------------------  --------------------------------------------------
12.  Delaware Growth &
     Income (formerly
     Decatur Total
     Return)                 20    21    20      18    63    65    63      55   108   111   108      96   234   239   234     208
-----------------------------------------------------------------------------  --------------------------------------------------
13.  Global Bond             22    22    22      19    67    69    67      60   116   118   116     103   248   254   248     222
-----------------------------------------------------------------------------  --------------------------------------------------
14.  Trend                   21    22    21      19    66    68    66      59   113   116   113     101   244   250   244     218
-----------------------------------------------------------------------------  --------------------------------------------------



We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that an enhanced DEATH BENEFIT is in effect. Without this benefit, expenses would be lower.



For more information, see Charges and other deductions in this Prospectus, and the Prospectuses for the funds and series. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between SUBACCOUNTS and to and from the fixed account. Currently, there is no charge. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE.

SUMMARY



WHAT KIND OF CONTRACT AM I BUYING? It is an individual annuity contract between you and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts.



WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account (VAA). REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' OR SERIES' PORTFOLIOS.



WHAT ARE MY INVESTMENT CHOICES? Based upon your instruction, the VAA applies your PURCHASE PAYMENTS to buy fund and series shares in one or more of the investment funds of the SUBACCOUNTS: Aggressive Growth, Bond, Capital Appreciation, Delaware Growth & Income (formerly known as Decatur Total Return), Equity-Income, Global Asset Allocation, Global Bond, Growth and Income, International, Managed, Money Market, Social Awareness, Special Opportunities, Trend.



In turn, each fund or series holds a portfolio of securities consistent with its investment policy. See Investment of the variable annuity accounts and Description of the funds and series.



WHO INVESTS MY MONEY? The investment advisor for the Lincoln National funds is Lincoln Investment Management, Inc. (Lincoln Investment), Fort Wayne, Indiana. The investment advisor for the Trend Series and Delaware Growth & Income (formerly known as Decatur Total Return) Series is DMC, and the investment manager of the Global Bond Series is DIAL, an affiliate of Delaware Management, Philadelphia, Pennsylvania. Each is an indirect subsidiary of Lincoln National Corporation (LNC), and registered as an investment advisor with the SEC. See Investments of the variable annuity account -- Investment advisors.



HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See The contracts.



WHAT CHARGES DO I PAY UNDER THE CONTRACT? If you withdraw CONTRACT VALUE, you pay a surrender charge from 0% to 8%, depending upon how many CONTRACT YEARS have elapsed (single premium and periodic premium), or how many CONTRACT YEARS the PURCHASE PAYMENT has been in the contract (flexible premium), and which type of contract you choose. We may waive surrender charges in certain situations. See Charges and other deductions -- Surrender charges.



We will deduct any applicable premium tax from PURCHASE PAYMENTS or CONTRACT VALUE at the time the tax is incurred or at another time we choose.



We charge an annual contract fee of $25 under the periodic and the flexible premium Multi-Fund 2 contracts.



We apply an annual charge totaling 1.30% of net asset value of the VAA. This charge includes 1.00% as a mortality and expense risk charge. If the enhanced DEATH BENEFIT is not in effect, the annual charge is 1.00%. See Charges and other deductions.



Each fund and series pays a management fee based on its average daily net asset value. See Investments of the variable annuity account -- Investment Advisor. Each fund and series also has additional operating expenses. These are described in the Prospectuses for the fund or series.



WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to the minimum and maximum payment amounts for each type of contract, your payments may be flexible. See The contracts -- Purchase Payments.



HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity options.



WHAT HAPPENS IF THE ANNUITANT DIES BEFORE I ANNUITIZE? If the enhanced DEATH BENEFIT is in effect, your BENEFICIARY will receive the CONTRACT VALUE. If the enhanced DEATH BENEFIT is not in effect, your BENEFICIARY will receive the greater of the guaranteed minimum death benefit or the CONTRACT VALUE. Your BENEFICIARY has options as to how the DEATH BENEFIT is paid. See death benefit before the annuity commencement date.



MAY I TRANSFER CONTRACT VALUE BETWEEN SUBACCOUNTS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, with certain limits. See The Contracts - transfers between SUBACCOUNTS on or before the annuity commencement date; transfers following the annuity commencement date; and transfers to and from the general account on or before the annuity commencement date.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts -- Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.



DO I GET A FREE LOOK AT THIS CONTRACT? Yes. you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VAA

ACCUMULATION UNIT VALUES


The following information relating to ACCUMULATION UNIT values including the enhanced guaranteed minimum death benefit charge where applicable and number of ACCUMULATION UNITS for each of the 10 years in the period ended December 31, 1998 comes from the VAA'S financial statements. It should be read along with the

VAA'S financial statements and notes which are all included in the SAI.


                                                          1998*              1997        1996       1995       1994        1993
----------------------------------------------------------------------------------------------------------------------------------
                                                                  without
                                                  with EGMDB        EGMDB
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period                            $    1.684        1.687       1.384      1.196        .896      1.000      1.000**
- End of period                                  $    1.559        1.567       1.687      1.384       1.196       .896      1.000**
Number of accumulation units
- End of period (000's omitted)                       1,953      204,322     199,221    172,630     114,518     67,547        110
----------------------------------------------------------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period                            $    4.625        4.632       4.283      4.228       3.585      3.780      3.398
- End of period                                  $    5.002        5.024       4.632      4.283       4.228      3.585      3.780
Number of accumulation units
- End of period (000's omitted)                       1,160       70,180      60,078     62,709      62,644     57,900     62,765
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period                            $    1.881        1.884       1.520      1.294       1.017      1.000      1.000**
- End of period                                  $    2.562        2.574       1.884      1.520       1.294      1.017      1.000**
Number of accumulation units
- End of period (000's omitted)                       4,553      284,822     234,328    174,073      98,067     52,125        110
----------------------------------------------------------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period                            $    2.146        2.150       1.663      1.391       1.046      1.000      1.000**
- End of period                                  $    2.388        2.399       2.150      1.663       1.391      1.046      1.000**
Number of accumulation units
- End of period (000's omitted)                       5,898      395,691     371,051    275,632     171,817     75,383        110
----------------------------------------------------------------------------------------------------------------------------------
Global Asset Allocation subaccount
Accumulation unit value
- Beginning of period                            $    2.716        2.720       2.302      2.013       1.642      1.689      1.453
- End of period                                  $    3.042        3.056       2.720      2.302       2.013      1.642      1.689
Number of accumulation units
- End of period (000's omitted)                       1,888      155,191     159,590    140,242     126,558    122,061     92,778
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                            $    9,635        9,650       7.453      6.292       4.593      4.579      4.084
- End of period                                  $   11.444       11.497       9.650      7.453       6.292      4.593      4.579
Number of accumulation units
- End of period (000's omitted)                       2,252      353,739     357,850    332,885     291,063    253,621    226,072
----------------------------------------------------------------------------------------------------------------------------------

                                                   1992       1991       1990       1989
-----------------------------------------------                        --------------------

Aggressive Growth subaccount
Accumulation unit value
- Beginning of period
- End of period                                  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Bond subaccount
Accumulation unit value
- Beginning of period                                3.181      2.737      2.591      2.312
- End of period                                      3.398      3.181      2.737      2.591
Number of accumulation units
- End of period (000's omitted)                     52,842     46,830     40,983     37,671
-----------------------------------------------                        --------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period
- End of period                                  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period
- End of period                                  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Global Asset Allocation subaccount
Accumulation unit value
- Beginning of period                                1.378      1.174      1.175      1.005
- End of period                                      1.453      1.378      1.174      1.175
Number of accumulation units
- End of period (000's omitted)                     67,873     57,199     50,149     39,835
-----------------------------------------------                        --------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                                4.050      3.125      3.126      2.611
- End of period                                      4.084      4.050      3.125      3.126
Number of accumulation units
- End of period (000's omitted)                    188,659    144,515    114,974     96,161
-----------------------------------------------                        --------------------



 * The EGMDB became available in June 1997, the first full year was 1998.


** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                                                          1998*              1997        1996       1995       1994        1993
----------------------------------------------------------------------------------------------------------------------------------
                                                                  without
                                                  with EGMDB        EGMDB
International subaccount
Accumulation unit value
- Beginning of period                            $    1.560        1,562       1.488      1.368       1.271      1.243       .901
- End of period                                  $    1.765        1.773       1.562      1.488       1.368      1.271      1.243
Number of accumulation units
- End of period (000's omitted)                       2,375      275,657     294,705    294,570     261,509    248,639    129,551
----------------------------------------------------------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period                            $    4.707        4.714       3.913      3.515       2.747      2.827      2.558
- End of period                                  $    5.236        5.260       4.714      3.913       3.515      2.747      2.827
Number of accumulation units
- End of period (000's omitted)                       1,775      178,768     179,210    178,496     172,789    167,184    162,485
----------------------------------------------------------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                            $    2.415        2.419       2.324      2.235       2.137      2.079      2.044
- End of period                                  $    2.505        2.517       2.419      2.324       2.235      2.137      2.079
Number of accumulation units
- End of Period (000's omitted)                         644       46,571      36,107     40,057      35,136     37,106     39,763
----------------------------------------------------------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                            $    4.942        4.950       3.638      2.843       2.005      2.021      1.796
- End of period                                  $    5.848        5.875       4.950      3.638       2.843      2.005      2.021

Number of accumulation units
- End of period (000's omitted)                       5,136      304,204     251,168    175,970     106,204     83,069     69,006
----------------------------------------------------------------------------------------------------------------------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                            $    8.236        8.249       6.505      5.618       4.303      4.392      3.740
- End of period                                  $    8.681        8.721       8.249      6.505       5.618      4.303      4.392
Number of accumulation units
- End of period (000's omitted)                         899       98,734     101,475     97,744      88,993     73,673     62,314
----------------------------------------------------------------------------------------------------------------------------------
Trend subaccount
Accumulation unit value
- Beginning of period                            $    1.189        1.191       0.991      1.000 **
- End of period                                  $    1.362        1.368       1.191      0.991 **  trading began in 1996
Number of accumulation units
- End of period (000's omitted)                       1,522       63,364      46,558     23,508
----------------------------------------------------------------------------------------------------------------------------------
Delaware Growth & Income subaccount (formerly
  known as Decatur Total Return)
Accumulation unit value
- Beginning of period                            $    1.459        1.461       1.126      1.000 **
- End of period                                  $    1.603        1.611       1.461      1.126 **  trading began in 1996
Number of accumulation units
- End of period (000's omitted)                       4,111       90,935      64,052     12,220
----------------------------------------------------------------------------------------------------------------------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period                            $    1.107        1.109       1.111      1.000 **
- End of period                                  $    1.179        1.184       1.109      1.111 **  trading began in 1996
Number of accumulation units
- End of period (000's omitted)                         373       12,869      11,177      7,613
----------------------------------------------------------------------------------------------------------------------------------

                                                   1992       1991       1990       1989
-----------------------------------------------                        --------------------

International subaccount
Accumulation unit value
- Beginning of period                                 .990    1.000**

                                                                       trading began in
- End of period                                       .901     .990**  1991.
Number of accumulation units
- End of period (000's omitted)                     50,718     21,088
-----------------------------------------------                        --------------------
Managed subaccount
Accumulation unit value
- Beginning of period                                2.492      2.065      2.015      1.737
- End of period                                      2.558      2.492      2.065      2.015
Number of accumulation units
- End of period (000's omitted)                    139,606    115,929    104,011     95,285
-----------------------------------------------                        --------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                                1.996      1.907      1.783      1.651
- End of period                                      2.044      1.996      1.907      1.783
Number of accumulation units
- End of Period (000's omitted)                     46,993     77,812     57,377     53,287
-----------------------------------------------                        --------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                                1.750      1.285      1.357      1.042
- End of period                                      1.796      1.750      1.285      1.357
Number of accumulation units
- End of period (000's omitted)                     50,838     30,735     19,486      7,127
-----------------------------------------------                        --------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                                3.519      2.481      2.710      2.054
- End of period                                      3.740      3.519      2.481      2.710
Number of accumulation units
- End of period (000's omitted)                     51,056     37,798     33,837     27,789
-----------------------------------------------                        --------------------
Trend subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Delaware Growth & Income subaccount (formerly
  known as Decatur Total Return)
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------



 * The EGMDB became available in June 1997, the first full year was 1998.


** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.


ADDITIONAL INFORMATION FOR THE MONEY MARKET SUBACCOUNT:


Seven-day yield: 3.16%; Length of base period-7 days; Date of last day of base period: December 31, 1998.



Seven-day yield including EGMDB: 2.89%; Length of base period-7 days: Date of last day of base period: December 31, 1998.

INVESTMENT RESULTS


At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The VAA advertises the annual performance of the SUBACCOUNTs for the funds and series on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.

The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the FUND. It does not include surrender charges or the account charge; if included, they would decrease the performance.

For additional information about performance calculations, please refer to the SAI.

FINANCIAL STATEMENTS


The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).



LINCOLN NATIONAL LIFE INSURANCE COMPANY



LINCOLN LIFE was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.


VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds and series. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.


The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the funds and series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the SUBACCOUNT.


FIXED SIDE OF THE CONTRACT


PURCHASE PAYMENTS allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.



In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

PURCHASE PAYMENTS allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A PURCHASE PAYMENT allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF 3% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3% WILL BE DECLARED.


INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. There is a separate SUBACCOUNT which corresponds to each fund and series. You may change your allocations without penalty or charges. Shares of the funds and series will be sold at net asset value (See the Appendix to the funds' Prospectuses for an explanation of net asset value) to the VAA in order to fund the contracts. The funds and series are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds and series.

INVESTMENT ADVISOR


Lincoln Investment (owned by LNC) is the advisor for each of the Lincoln National funds and is primarily responsible for the investment decisions affecting the funds. The services it provides are explained in the Prospectuses of the funds. Under an advisory agreement with each fund, Lincoln Investment provides portfolio management and investment advice to that fund, subject to the supervision of the fund's Board of Directors.


Additionally, Lincoln Investment currently has six sub-advisory agreements in which the sub-advisor may perform some or substantially all of the investment advisory services required by those respective funds.

No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.


Following is a chart that shows the fund names and the sub-advisors under Lincoln Investment (the advisor):



SUB-ADVISOR            FUND
---------------------------------------------------
Delaware
  International
  Advisers, Ltd.       International
---------------------------------------------------
Fidelity Management
  Trust Co.            Equity-Income
---------------------------------------------------
Janus Capital Corp.    Capital Appreciation
---------------------------------------------------
Putnam Investment
  Management, Inc.     Aggressive Growth;
                       Global Asset Allocation
---------------------------------------------------
Vantage Investment
  Advisors             Growth and Income; Managed
                       (for stock portfolio);
                       Social Awareness; and
                       Special Opportunities
---------------------------------------------------


The Bond and Money Market Funds do not have sub-advisors.


DMC, an indirect subsidiary of LNC, is the advisor for the Trend Series and Delaware Growth & Income (formerly known as Decatur Total Return) Series and is primarily responsible for the investment decisions affecting these series. DIAL, an affiliate of DMC, furnishes investment management services to the Global Bond series.



Additional information about DMC and DIAL may be found in the Delaware Group Premium Fund, Inc. Prospectus enclosed in this booklet under Management of the Fund.



DESCRIPTION OF THE FUNDS AND SERIES


Following are brief summaries of the investment objectives and policies of the funds. The year in which each fund started trading is in parentheses. There is more detailed information in the current Prospectuses for the funds, which are included in this booklet.

All of the funds with the exception of the Special Opportunities Fund are diversified, open-end management investment companies. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits LINCOLN LIFE to sell its shares back to the fund or series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the fund may own a larger percentage of the securities of particular companies than will a diversified company. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS OR SERIES WILL ACHIEVE ITS STATED OBJECTIVES.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.


FUNDS

  1. Aggressive Growth Fund (1994) -- The investment objective is to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

  2. Bond Fund (1981) -- The investment objective is maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.

  3. Capital Appreciation Fund (1994) -- The investment objective is long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

  4. Equity-Income Fund (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

  5. Global Asset Allocation Fund (1987) -- The investment objective is long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

  6. Growth and Income Fund (1981) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies.

  7. International Fund (1991) -- The investment objective is long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

  8. Managed Fund (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

  9. Money Market Fund (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.

  10. Social Awareness Fund (1988) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

  11. Special Opportunities Fund (1981) -- The investment objective is maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

SERIES


Following are brief summaries of the investment objectives and policies of the three series being offered by Delaware Group Premium Fund, Inc. More detailed information may be obtained from the current Prospectus for those series, which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE SERIES WILL ACHIEVE ITS STATED OBJECTIVES.



  1. Delaware Growth & Income (formerly known as Decatur Total Return) Series -- Seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delaware Growth & Income (formerly known as Decatur Total Return) invests, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the series' objective.



  2. Trend Series -- Seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.



  3. Global Bond Series -- Seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This series is a global fund. As such, at least 65% of the series' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

Shares of the funds and series are sold to LINCOLN LIFE for investment of the assets of the VAA and of Lincoln Life Flexible Premium Variable Life Account K, for variable life insurance contracts. Shares of some, but not all, of the funds are also sold to LINCOLN LIFE for investment of the assets of Lincoln Life Flexible Premium Variable Life Accounts D and G, also to fund variable life insurance contracts. In addition, shares of the Delaware Group Premium Fund, Inc. are sold to separate accounts of life insurance companies other than LINCOLN LIFE. See Other information. Shares of the funds and series are not sold directly to the general public.

We will purchase shares of the funds and series at net asset value and direct them to the appropriate SUBACCOUNTs of the VAA. We will redeem sufficient shares of the appropriate funds and series to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/withdrawal proceeds or for purposes described in the contract. If you desire to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares for the other SUBACCOUNT. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the funds and series are fundamental which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective fund or series. The extent to which the particular investment policies, practices or restrictions for each fund or series are fundamental or nonfundamental depends on the particular fund or series. If they are nonfundamental, they may be changed by the Board of Directors of the funds or series without shareholder approval.

You are urged to consult the Prospectuses in this booklet and SAIs for each individual fund or series for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the funds and series.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


All dividend and capital gain distributions of the funds and series are automatically reinvested in shares of the distributing funds and series at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERs as additional units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


We reserve the right, within the law, to make additions, deletions and substitutions for the funds and series held by the VAA. (We may substitute shares of another series or of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund and series should no longer be available, or if investment in any fund's and series' shares should become inappropriate, in the judgement of our management, for the purposes for the contract.) We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.


CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

There are no front-end deductions for sales charges made from PURCHASE PAYMENTS. However, we will deduct premium taxes, when applicable.

ACCOUNT CHARGE


There is no account charge for single premium deferred contracts and flexible premium deferred contracts, Multi-Fund-Registered Trademark- 3 and 4. For periodic and flexible premium, Multi-Fund-Registered Trademark- 2 deferred contracts, we will deduct $25 from the CONTRACT VALUE on the last VALUATION DATE of each CONTRACT YEAR to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the CONTRACT VALUE upon surrender. Administrative services include processing applications; issuing contracts; processing purchase and redemptions of fund shares; maintaining records; administering ANNUITY PAYOUTS; providing accounting, valuation, regulatory and reporting services.


SURRENDER CHARGES

There are charges associated with the surrender of a contract or the withdrawal of CONTRACT VALUE (or of PURCHASE PAYMENTS, for flexible contracts) before the ANNUITY COMMENCEMENT DATE. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered. Charges are the same for surrenders/withdrawals except that, for the first withdrawal in a CONTRACT YEAR, up to 15% of CONTRACT VALUE (PURCHASE PAYMENTS for flexible contracts) may be withdrawn free of charges. This 15% withdrawal exception does not apply to a surrender of a contract.

A. PERIODIC PREMIUM DEFERRED CONTRACT
For the first withdrawal in a CONTRACT YEAR in excess of 15%, for any subsequent withdrawals in the same CONTRACT YEAR, or for surrender of the contract, there will be a surrender charge of 8% for years 1-5; 4% in years 6-10; and no charge after the contract has been in force for 10 years. In addition, as explained previously, an account charge will be deducted for a surrender.


Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled [as defined in
Section 22(e)(3) of the tax code], surrender charges will also be waived. In addition, for 403(b) and 457 contracts only, surrender charges will be waived in the event the ANNUITANT: (1) has terminated employment with the employer that sponsored the contract; and (2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and (3) is at least age 55.


B. SINGLE PREMIUM DEFERRED CONTRACT OR NONRECURRING LUMP SUM PAYMENT TO PERIODIC PREMIUM DEFERRED CONTRACT
For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                         CONTRACT YEAR in which
                         surrender/withdrawal
                         occurs
---------------------------------------------------
                         1  2 3 4 5 6 7 8+
Charge as a percent of
  proceeds withdrawn     7% 6 5 4 3 2 1 0

Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years.

Lump sum payments may be deposited into a periodic premium deferred contract within 12 months of the effective date of the contract. After the 12-month period, a new contract must be established for a lump sum payment.

For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone.

Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, surrender charges will also be waived.

C. FLEXIBLE PREMIUM DEFERRED CONTRACT
For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                         Completed CONTRACT YEARS
                         between date of PURCHASE
                         PAYMENTS and date of
                         surrender/withdrawal*
---------------------------------------------------
                         0  1 2 3 4 5 6 7+
Charge as a percent of
  total PURCHASE
  PAYMENTS
  surrendered/withdrawn
  in a CONTRACT YEAR     7% 6 5 4 3 2 1 0

* The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS.


For the first withdrawal of PURCHASE PAYMENTS in each CONTRACT YEAR, up to 15% of PURCHASE PAYMENTS will be free of these charges. In addition, as explained previously, an account charge will be deducted for a surrender on Multi-Fund-Registered Trademark- 2 flexible premium contracts.


Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, surrender charges will also be waived.

The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered.

ADDITIONAL INFORMATION

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The charges associated with surrender/withdrawal are paid to us to compensate us for the cost of distributing the contracts. As required by the National Association Securities Dealers, in no event will the aggregate surrender charges under a contract exceed 8.5% of your total PURCHASE PAYMENTS.

The surrender and account charges described previously may be reduced or eliminated for any particular contract. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of surrender and account charges applicable to a particular contract will be stated in that contract.

For example, in certain circumstances, a holder of an annuity contract issued by Lincoln Life may exchange it for a contract. In this circumstance, the surrender charge applicable to such contract in the future will be calculated as if (i) the date of purchase of the contract is the date the original annuity contract was purchased and (ii) each PURCHASE PAYMENT had been made on the actual date of such payment, whether under the annuity contract or the contract. An exchange of an annuity contract for a contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions such as investment options and charges and deductions other than surrender charges. Generally speaking, an exchange would not involve an exchange fee or be subject to taxes. We may pay a commission to the agent assisting on the exchange. Additional information on exchanges, as well as a copy of the prospectus for the annuity contract, is available upon request.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.


Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made to our CONTRACTOWNERS will not be affected by annuitants receiving annuity payouts live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which, we cannot change, will be insufficient to cover actual administrative costs.



If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.


DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.


DEDUCTION FOR THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (EGMDB)



When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next VALUATION PERIOD. This charge will continue for all future CONTRACT YEARS unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will stop at the end of the VALUATION PERIOD when the EGMDB is terminated. See The contracts -- Death benefit before the annuity commencement date.


OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the eleven funds and the three series that are described later in this booklet in the Appendix to the funds' Prospectuses and in the Prospectus for the series respectively.

THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a contract, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


Once a completed application and all other information necessary for processing a purchase order are received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, the PURCHASE PAYMENT will be returned immediately (unless you have authorized us to keep it until the application is complete). Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.


WHO CAN INVEST

To apply for a periodic premium deferred contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The ANNUITANT cannot be older than age 74.

To apply for a flexible premium deferred contract, a single premium deferred contract or to make a nonrecurring lump sum payment to a periodic premium deferred contract, you must meet the same requirements as for an application of a periodic premium deferred contract, except that the ANNUITANT cannot be older than age 84.

PURCHASE PAYMENTS


PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum PURCHASE PAYMENT for a single premium deferred contract is $3,000 ($1,000 for IRAs and SEPs). The minimum initial PURCHASE PAYMENT for a flexible premium deferred contract is $3,000 ($1,000 for IRAs and SEPs), and additional PURCHASE PAYMENTS must be at least $100. For a periodic premium deferred contract, the minimum amount of any scheduled PURCHASE PAYMENT is $25, and the scheduled PURCHASE PAYMENTS must total at least $600 per year. PURCHASE PAYMENTS in any one CONTRACT YEAR which exceed twice the amount of PURCHASE PAYMENTS made in the first CONTRACT YEAR may be made only with our permission. PURCHASE PAYMENTS in total may not exceed $1 million for each ANNUITANT. If you stop making PURCHASE PAYMENTS, the contract will remain in force as a paid-up contract as long as the total CONTRACT VALUE is at least $600. Payments may be resumed at any time until the ANNUITY COMMENCEMENT DATE, the maturity date, the surrender of the contract, or payment of any DEATH BENEFIT, whichever comes first.


VALUATION DATE

ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (currently 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund or series, according to your instructions.


The minimum amount of any PURCHASE PAYMENT which can be put into any one SUBACCOUNT is $20 under periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at the home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds and series.


VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund or series shares held in the SUBACCOUNT is calculated by multiplying the number of fund or series shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund or series at the end of the VALUATION

        PERIOD, and adding any dividend or other distribution of the fund or series if an ex-dividend date occurs during the VALUATION PERIOD; minus

    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) Dividing the result by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding ACCUMULATION UNIT values on any given day.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.

Transfers between SUBACCOUNTS are restricted to once every 30 days; although, we reserve the right to waive this 30-day period. The minimum amount which may be transferred between SUBACCOUNTS is $500 or the entire amount in the SUBACCOUNT, if less than $500. If the transfer from a SUBACCOUNT would leave you with less than $100 in the SUBACCOUNT, we may transfer the total balance of the SUBACCOUNT. (We have the right to reduce these minimum amounts.)

A transfer may be made by writing to the home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require a CONTRACTOWNER to provide certain identifying information before we will act upon their instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone tranfer requests may be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE.

Telephone transfers will be processed on the VALUATION DATE that they are received when they are received at our customer service center before 4:00 PM New York time.

You may also transfer all or any part of the CONTRACT VALUE from the SUBACCOUNT(S) to the fixed side of the contract. Transfers from the fixed side of the contract to the various SUBACCOUNT(S) are allowed subject to the following restrictions: (1) the sum of the percentages of the fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; and (2) the minimum amount which can be transferred is $500 or the amount in the fixed account. We reserve the right to waive any of these restrictions.

When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT YEAR. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

You may designate a BENEFICIARY during the life of the ANNUITANT and change the BENEFICIARY by filing a written request with the home office. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY.


If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the enhanced guaranteed minimum death benefit (EGMDB) is not in effect, a DEATH BENEFIT equal to the CONTRACT VALUE will be paid to your designated BENEFICIARY.


An optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for ANNUITANTS up to age 75. (Please check with your representative for availability to current CONTRACTOWNERS.) The EGMDB will take effect on the VALUATION DATE when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. The OWNER may discontinue the EGMDB at any time. If discontinued, the EGMDB will terminate on the VALUATION DATE written notice is received at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next VALUATION DATE. The OWNER may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will stop. See Charges and other deductions -- Deduction for the EGMDB.


If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the EGMDB is in effect, the DEATH BENEFIT paid to your designated BENEFICIARY will be the greater of:

1. the CONTRACT VALUE at the end of the VALUATION PERIOD when the death claim is approved for payment by LINCOLN LIFE, or

2. the higher of:
    (a) the CONTRACT VALUE at the end of the VALUATION PERIOD when the EGMDB becomes effective and;

    (b) the highest CONTRACT VALUE, at the end of the VALUATION PERIOD, on any contract anniversary date up to and including age 75 following election of the EGMDB;

increased by PURCHASE PAYMENTS and decreased by any withdrawals, annuitizations, and premium taxes incurred after the contract anniversary or EGMDB effective date the highest CONTRACT VALUE occurred.

The CONTRACT VALUE available upon death is the value of the contract at the end of the VALUATION PERIOD during which the death claim is approved for payment by LINCOLN LIFE. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the ANNUITANT; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.

The EGMDB may not be elected on or after the ANNUITY COMMENCEMENT DATE.

At any time during a 60-day period the BENEFICIARY may elect to receive payment either in the form of a lump sum settlement or an ANNUITY PAYOUT.

If a lump sum settlement is requested and the amount of the settlement is $10,000 or more, a SecureLine-Registered Trademark- account will be established in the name of the BENEFICIARY for that amount. If the lump sum amount is less than $10,000, it will be sent to the BENEFICIARY. In either event, the proceeds will be disbursed within seven days of receipt of satisfactory claim documentation, as discussed previously, subject to the laws and regulations governing payment of DEATH BENEFITS. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made at that time using SecureLine-Registered Trademark- if the amount is $10,000 or more; if the amount is under $10,000 it will be sent to the BENEFICIARY. This payment may be postponed as permitted by the 1940 Act.

SecureLine-Registered Trademark- is an interest-bearing checking account established in the name of the BENEFICIARY which is administered by State Street Bank and Trust Company of Boston, MA. Once the SecureLine-Registered Trademark-account is established, only the BENEFICIARY can authorize checks to be drawn on the account.

ANNUITY PAYOUTS will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS.

Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY:

1. If any BENEFICIARY dies before the ANNUITANT, that BENEFICIARY's interest will go to any other beneficiaries named, according to their respective interests. There are no restrictions on the BENEFICIARY's use of the proceeds; and/or

2. If no BENEFICIARY survives the ANNUITANT, the proceeds will be paid to the CONTRACTOWNER or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP


If joint owners are named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only the spouse can be a joint owner on Multi-Fund-Registered Trademark- 4, flexible premium deferred annuity contracts.


A contingent owner may exercise ownership rights in this contract only after the CONTRACTOWNER dies.

DEATH OF CONTRACTOWNER


If the CONTRACTOWNER of a nonqualified contract dies before the ANNUITY COMMENCEMENT DATE, then, in compliance with the tax code, the cash surrender value (CONTRACT VALUE less any applicable charges, fees, and taxes) of the contract will be paid as follows:


1. Upon the death of a NON-ANNUITANT CONTRACTOWNER, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the ANNUITANT named in the contract; and

2. Upon the death of a CONTRACTOWNER, who is also the ANNUITANT, the death will be treated as death of the ANNUITANT and the provisions of this contract regarding death of ANNUITANT will control. If the recipient of the proceeds is the surviving spouse of the CONTRACTOWNER, the contract may be continued in the name of that spouse as the new CONTRACTOWNER.


The tax code requires that any distribution be paid within five years of the death of the CONTRACTOWNER unless the BENEFICIARY begins receiving, within one year of the CONTRACTOWNER's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the BENEFICIARY's life expectancy.

SURRENDERS AND WITHDRAWALS


Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the CONTRACT or a withdrawal of the CONTRACT VALUE upon your written request, subject to the rules below. A surrender/withdrawal after the ANNUITY COMMENCEMENT DATE depends upon the annuity option selected.



The amount available upon surrender/withdrawal is the cash surrender value at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total CONTRACT VALUE. The minimum amount which can be withdrawn is $100, and the remaining CONTRACT VALUE must be at least $300. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining CONTRACT VALUE.



Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contract owners.


There are charges associated with surrender of a contract or withdrawal of CONTRACT VALUE before the ANNUITY COMMENCEMENT DATE. See Charges and other deductions.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.



Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT attains age (a) 59 1/2 (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).



Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.


If the total CONTRACT VALUE is less than $600, and if no PURCHASE PAYMENTS have been made for at least two years, we reserve the right to terminate the contract.


DELAY OF PAYMENTS



Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.


REINVESTMENT PRIVILEGE

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS


For the flexible premium deferred annuity Multi-Fund-Registered Trademark- 2 and 3 contracts, the maximum commission which could be paid to dealers is equal to 5.25% on each PURCHASE PAYMENT; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect. For flexible premium deferred annuity Multi-Fund-Registered Trademark- 4 contracts, the maximum commission which could be paid to dealers is equal to 4.50% on each PURCHASE PAYMENT; plus an annual continuing commission up to .40% of the value of the contract PURCHASE PAYMENTS invested for at least 15 months; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect.


For the periodic premium deferred annuity contract, the maximum commission which could be paid to dealers is 9% on the total PURCHASE PAYMENTS received during the first CONTRACT YEAR and 5.25% on each PURCHASE PAYMENT in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP

As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265).

ANNUITY PAYOUTS


When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for ANNUITY PAYOUTS to start at the date and under the option specified in the plan.)


The contract provides that all or part of the CONTRACT VALUE may be used to purchase an annuity. Optional forms of payout of annuities (annuity options) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.


LIFE INCOME ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The guaranteed period is selected by the CONTRACTOWNER.


JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.


JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The guaranteed period is selected by the CONTRACTOWNER.


JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint annuitant. When one of the joint annuitants dies, the survivor, during their lifetime, receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, divided by (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.


GENERAL INFORMATION



Under the options listed above, you may not make withdrawals. Other options may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract and Section 72(s) of the tax code, if applicable. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYOUTS, including options that do not have a life contingency and therefore no mortality risk.


The ANNUITY COMMENCEMENT DATE is usually on or before the ANNUITANT'S 85th birthday; however you may change the ANNUITY COMMENCEMENT DATE, change the annuity option, or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump sum, the BENEFICIARY may choose any ANNUITY PAYOUT option.

Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.


The contract contains no provision under which an ANNUITANT or a BENEFICIARY may surrender their contract or make a withdrawal and receive a lump-sum settlement once ANNUITY PAYOUTS have begun. See Surrenders and withdrawals. Options are only available to the extent they are consistent with the requirements of
Section 72(s) of the tax code, if applicable.


VARIABLE ANNUITY PAYOUTS
Variable ANNUITY PAYOUTS will be determined using:

1. The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.


We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) excceds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.



FEDERAL TAX MATTERS



INTRODUCTION


The Federal income tax treatment of the CONTRACT is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion DOES NOT include all the Federal income tax rules that may affect you and your contract. This discussion also DOES NOT address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



TAXATION OF NONQUALIFIED ANNUITIES


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.



TAX DEFERRAL ON EARNINGS


The Federal income tax law generally does not tax any increase in your CONTRACT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



- An individual must own the contract (or the tax law must treat the contract as owned by an individual).



- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



- Your right to choose particular investments for a contract must be limited.



- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.



CONTRACTS NOT OWNED BY AN INDIVIDUAL


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the CONTRACT VALUE over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.



INVESTMENTS IN THE VAA MUST BE DIVERSIFIED


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the CONTRACT VALUE over the contract purchase payments. Although WE do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



RESTRICTIONS


Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate CONTRACT VALUES among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. WE do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. WE reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



AGE AT WHICH ANNUITY PAYOUTS BEGIN


Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the CONTRACT VALUE over the purchase payments of the contract.



TAX TREATMENT OF PAYMENTS


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your CONTRACT VALUE until there is a distribution from your contract.



TAXATION OF WITHDRAWALS AND SURRENDERS



You will pay tax on withdrawals to the extent your CONTRACT VALUE exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances your purchase payments are reduced by amounts received from your contract that were not included in income.



TAXATION OF ANNUITY PAYOUTS



The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. WE will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.



TAXATION OF DEATH BENEFITS



WE may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.



- Death prior to the ANNUITY COMMENCEMENT DATE--



    - If the beneficiary receives DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as annuity payouts.



    - If the beneficiary does not receive DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as a withdrawal.



- Death after the ANNUITY COMMENCEMENT DATE--



    - If death benefits are received in accordance with the existing ANNUITY PAYOUT OPTION, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the purchase payments not previously received are includible in income.



    - If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS



The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or ANNUITY PAYOUTS that:



    -  you receive on or after you reach age 59 1/2,



    -  you receive because you became disabled (as defined in the tax law),



    -  a beneficiary receives on or after your death, or



    - you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT



In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.



LOANS AND ASSIGNMENTS



Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your CONTRACT VALUE, as a withdrawal of such amount or portion.



GIFTING A CONTRACT



If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your CONTRACT VALUE to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in your income.



CHARGES FOR A CONTRACT'S DEATH BENEFIT



Your contract may have an EGMDB, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.



LOSS OF INTEREST DEDUCTION



After June 8, 1997 if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the CONTRACT VALUE. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.



QUALIFIED RETIREMENT PLANS



We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.



TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS



Currently, we issue contracts in connection with the following types of qualified plans:



    -  Individual Retirement Accounts and Annuities ("Traditional IRAs")



    -  Roth IRAs



    -  Rollover IRAs



    -  Simplified Employee Pensions ("SEPs")



    -  Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")



    - Public school system and tax-exempt organization annuity plans ("403(b) plans)



    - Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")



    -  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")



    - Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").



We may issue a contract for use with other types of qualified plans in the future.



We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



TAX TREATMENT OF QUALIFIED CONTRACTS



The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



    - Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, E.G., the participant's compensation.



    - Under most qualified plans, E.G., 403(b) plans and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.



    - Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.



TAX TREATMENT OF PAYMENTS



Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS



The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, OR ANNUITY PAYOUT:



    -  received on or after the annuitant reaches age 59 1/2,



    - received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



    - received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



    -  received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



TRANSFERS AND DIRECT ROLLOVERS



In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.



The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that WE withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.



THE EGMDB AND IRAS



Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB from being provided under the contracts when we issue the contracts as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the EGMDB under a contract issued as a Traditional or Roth IRA could result in increased taxes to you.



FEDERAL INCOME TAX WITHHOLDING



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.



TAX STATUS OF LINCOLN LIFE



Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


VOTING RIGHTS


As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of CONTRACTOWNERS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.



The number of votes which the CONTRACTOWNER has the right to cast will be determined by applying the CONTRACTOWNER'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.



Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.



Whenever a shareholders meeting is called, we will furnish CONTRACTOWNERS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares.


DISTRIBUTION OF THE
CONTRACTS


We are the distributor and principal underwriter of the contracts. They will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.


RETURN PRIVILEGE


Within the free-look period after you first receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the CONTRACT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be made. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.


Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.


RESTRICTIONS UNDER THE
TEXAS OPTIONAL RETIREMENT
PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.



Lincoln National Flexible Premium Variable Life Accounts D, G and K, segregated investment accounts of ours registered under the 1940 Act, are authorized to invest assets in the following funds and series: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G) and all funds and series for Account K. Through the VAA and the Variable Life Accounts we are the sole shareholder in the eleven funds. However, we are not the sole shareholder of series shares in the Delaware Group Premium Fund, Inc. Collectively, the VAA and the Variable Life Accounts may be referred to in this booklet and in the SAI as the VARIABLE ACCOUNTS.



Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERs under the Variable Life Accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases where assets from variable life and VARIABLE ANNUITY SEPARATE ACCOUNTS are invested in the same fund or funds or series (i.e., where mixed funding occurs), the Boards of Directors of the funds involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund or series with another investment, that fund or series may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund and for the series fund for more information about mixed funding.


In the future, we may purchase shares in the funds and series for one or more unregistered segregated investment accounts.

ADVERTISEMENTS/SALES LITERATURE

In marketing the VARIABLE ANNUITY CONTRACTS, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds and series with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under Advertising and sales literature in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the funds, the series and their investment management.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


PREPARING FOR YEAR 2000


Many existing computer programs use only two digits in the date field to identify the year. If left uncorrected these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millenium Bug".



The Year 2000 Problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the problem could go undetected for a long time. For our products, if left unchecked it could cause such problems as

PURCHASE PAYMENT collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption to the operations both of LINCOLN LIFE and of Delaware Service Company (Delaware), the provider of the accounting and valuation services for the VAA.



However, both companies are wholly owned by Lincoln National Corporation (LNC), which has had Year 2000 processes in place since 1996. LNC projects aggregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both LINCOLN LIFE and Delaware have dedicated Year 2000 teams and steering committees that are answerable to their counterparts in LNC.



In light of the potential problems discussed above, LINCOLN LIFE, as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the VAA. Delaware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:



- awareness-raising and inventory of all assets (including third-party agent and vendor relationships)



- assessment and high-level planning and strategy



- remediation of affected systems and equipment; and



- testing to verify Year 2000 readiness.



Both companies are currently on schedule to have their high-priority IT systems remediated and tested to demonstrate readiness by June 30, 1999. During the third and fourth quarters of 1999 additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.



The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical resources to perform the work; failure to identify all susceptible systems; and non-compliance by third parties whose systems and operations impact LINCOLN LIFE. In a report dated February 26, 1999, entitled, INVESTIGATING THE IMPACT OF THE YEAR 2000 TECHNOLOGY PROBLEM, S. Prt. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Financial services firms...are particularly vulnerable to...the risk that a material customer or business partner will fail, as a result of the computer problems, to meet its obligations".



One important source of uncertainty is the extent to which the key trading partners of LINCOLN LIFE and of Delaware will be successful in their own remediation and testing efforts. LINCOLN LIFE and Delaware have been monitoring the progress of their trading partners; however, the efforts of these partners are beyond our control.



LINCOLN LIFE and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.



LEGAL PROCEEDINGS



LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of LINCOLN LIFE.



LINCOLN LIFE is presently defending three lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR THE VAA


ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered

Underwriters


Calculation of investment results


For a free copy of the SAI please see page one of this booklet.
ITEM
--------------------------------------------------
Annuity payouts


Federal tax matters



Determination of accumulation and annuity unit value


Advertising and sales literature/graphics

Financial statements

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated May 1, 1999.
You may obtain a copy of the VAA Prospectus on request and without charge. Please write the Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).


TABLE OF CONTENTS

                                              PAGE
-------------------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                                    B-2
--------------------------------------------
SPECIAL TERMS                                      B-2
--------------------------------------------
SERVICES                                           B-2
--------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED               B-2
--------------------------------------------
UNDERWRITERS                                       B-2
--------------------------------------------
CALCULATION OF INVESTMENT RESULTS                  B-2
--------------------------------------------

                                                PAGE
-------------------------------------------------------

ANNUITY PAYOUTS                                    B-6
--------------------------------------------
FEDERAL TAX MATTERS                                B-7
--------------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                                 B-10
--------------------------------------------
ADVERTISING AND SALES
LITERATURE/GRAPHICS                                B-10
--------------------------------------------
ADVERTISING AND SALES LITERATURE/ GRAPHICS         B-12
--------------------------------------------
FINANCIAL STATEMENTS                               B-12
--------------------------------------------



THIS SAI IS NOT A PROSPECTUS.



The date of this SAI is May 1, 1999.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)


The prior Depositor of the ACCOUNT, Lincoln National Pension Insurance Co., was merged into LINCOLN LIFE, effective January 1, 1989. LINCOLN LIFE, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. LINCOLN LIFE is owned by LNC, a publicly held insurance holding company domiciled in Indiana.


SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS


The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the VARIABLE ANNUITY CONTRACTS.

PURCHASE OF SECURITIES BEING OFFERED

The VARIABLE ANNUITY CONTRACTS are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities broker/dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the CONTRACT and/or the SURRENDER CHARGES may be waived.


There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See The Contracts -- Transfer of accumulation units between SUBACCOUNTS in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.


UNDERWRITERS

LINCOLN LIFE has contracted with some broker/dealers, and may contract with others, to sell the VARIABLE ANNUITY CONTRACTS through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

LINCOLN LIFE is the principal underwriter for the VARIABLE ANNUITY CONTRACTS. We may not offer a contract continuously or in every state. LINCOLN LIFE retains no underwriting commissions from the sale of the VARIABLE ANNUITY CONTRACTS.


CALCULATION OF INVESTMENT RESULTS



A. MONEY MARKET FUND SUBACCOUNTS:



    1. Seven-day yield: 2.89% including EGMDB, 3.16% not including EGMDB Length of base period used in computing the yield: 7 days
        Last Day in the base period: December 31, 1998



    2. The yield reported above and in the table of condensed financial information in the Prospectus is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1998); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities.

B. OTHER SUBACCOUNTS:


    1. TOTAL RETURN -- the table below shows, for the various SUBACCOUNTS of the VAA, an average annual total return as of the stated periods, based upon a hypothetical initial PURCHASE PAYMENT of $1,000, calculated according to the formula set out after the table.



The tables below set out performance data for each of the SUBACCOUNTS for CONTRACTS with and without the EGMDB.



AVERAGE ANNUAL TOTAL RETURN
PERIOD ENDED DECEMBER 31, 1998
CONTRACTS WITH EGMDB



                                         1-YEAR  5-YEARS 10-YEARS
----------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981   -0.56%  4.62%    7.66%
---------------------------------------
Growth and Income
Commenced Activity on December 21, 1981    9.23  18.82    15.54
---------------------------------------
International
Commenced Activity on May 1, 1991          4.07   6.11     6.79*
---------------------------------------
Managed
Commenced Activity on April 29, 1983       2.31  11.90    11.30
---------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987       3.02  11.27    11.35
---------------------------------------
Social Awareness
Commenced Activity on May 2, 1988          8.83  22.35    18.43
---------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981   -3.07  13.87    15.12
---------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994    -14.86   6.74*     N/A
---------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994     25.22  18.31*     N/A
---------------------------------------
Equity-Income
Commenced Activity on January 3, 1994      2.32  16.44*     N/A
---------------------------------------
Trend
Commenced Activity on May 1, 1996          5.33   8.63*     N/A
---------------------------------------
Delaware Growth & Income
(formerly Decatur Total Return)
Commenced Activity on May 1, 1996          1.07  15.47*     N/A
---------------------------------------
Global Bond
Commenced Activity on May 1, 1996         -2.14   2.89*     N/A
---------------------------------------



* The lifetime of the SUBACCOUNT is less than the complete time period indicated.

AVERAGE ANNUAL TOTAL RETURN
PERIOD ENDED DECEMBER 31, 1998
CONTRACTS WITHOUT EGMDB



                                         1-YEAR  5-YEARS 10-YEARS
-----------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981   -0.25%   4.93%    7.99%
---------------------------------------
Growth and Income
Commenced Activity on December 21, 1981    9.56   19.18    15.89
---------------------------------------
International
Commenced Activity on May 1, 1991          4.39    6.43     7.67*
---------------------------------------
Managed
Commenced Activity on April 29, 1983       2.62   12.24    11.63
---------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987       3.33   11.61    11.68
---------------------------------------
Social Awareness
Commenced Activity on May 2, 1988          9.16   22.72    18.79
---------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981   -2.77   13.71    15.47
---------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994    -14.60    7.53*     N/A
---------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994     25.61   18.77*     N/A
---------------------------------------
Equity-Income
Commenced Activity on January 3, 1994      2.63   17.11*     N/A
---------------------------------------
Trend Series
Commenced Activity on May 1, 1996          5.64    8.94*     N/A
---------------------------------------
Delaware Growth & Income
(formerly Decatur Total Return)
Commenced Activity on May 1, 1996          1.37   15.79*     N/A
---------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996         -1.84    3.19*     N/A
---------------------------------------



* The lifetime of this SUBACCOUNT is less than the complete period indicated. The performance shown is for the period from commencement of investment activity.

The length of the periods and the last day of each period used in the above table are set out in the table headings. The average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --


P (1 + T)(n) = ERV
Where: P = a hypothetical initial PURCHASE PAYMENT of $1,000
T = average annual total return for the period in question n = number of years
ERV = redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to CONTRACTOWNER accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures shown in the tables above relate to the contract form containing the highest level of charges.

2.  NONSTANDARDIZED PERFORMANCE DATA
The VAA advertises the performance of its various SUBACCOUNTS by observing how they perform over various time periods -- monthly, year-to-date, yearly (fiscal year); and over periods of three years and more. Monthly, year-to-date and yearly performance are computed on a cumulative basis; performance for a three-year period and for greater periods is computed both on a cumulative and on an annualized basis.

Cumulative quotations are arrived at by calculating the change in the ACCUMULATION UNIT value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. The calculation reflects the mortality and expense risk fees under the CONTRACTS and the management fees and other expenses of the fund and series. The calculation does not include surrender charges or the account charge, which, if included, would decrease the performance.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

The first table below sets out performance data for each of the SUBACCOUNTS for CONTRACTS without the EGMDB. The second table below sets out hypothetical performance data for each of the SUBACCOUNTS for CONTRACTS with the EGMDB. The hypothetical performance shown in the second table is based on the actual performance of the SUBACCOUNTS, but reflects the charges that hypothetically would have been made had the EGMDB been available under the CONTRACTS for the period indicated.


The tables below set out representative performance quotations, according to the definitions above, for each of the SUBACCOUNTS, for the following base periods:
1) monthly; 2) year-to-date; 3) yearly; and 4) a three-year period. For all quotations except 2), the end of the base period is December 31, 1998. For quotation 2, the end of the base period is November 30, 1998. (The year-to-date quotation would equal the yearly quotation if the end of the base period selected for the former were December 31.) In addition, the VAA may advertise by quotations with base periods of more than three years. These will be calculated in an identical manner to the method used to calculate the quotation for the three-year period; the only difference is that the base period utilized in the formula will be longer.

NONSTANDARDIZED PERFORMANCE DATA
SUBACCOUNTS OF ACCOUNT C (CONTRACTS WITHOUT EGMDB)


TYPE OF
PERFORMANCE                      SUBACCOUNT
DATA                AG      B       CA     EI      GAA    GI      I      M
------------------------------------------------------------------------------
Monthly
(12/31/98)            9.03%   0.23% 16.33%   3.10%  4.23%   6.79%  0.89%  3.60%
Year-to-Date
(11/30/98)          -14.82    8.22  17.41    8.25   7.81   11.56  12.52   7.72
Yearly
(12/31/98)           -7.13    8.47  36.58   11.61  12.37   19.14  13.51  11.59
3-Year Annualized     9.43    5.92  25.77   19.94  14.94   22.26   9.03  14.38



TYPE OF
PERFORMANCE                     SUBACCOUNT
DATA                MM     SA      SO     TS      DGI    GBS
-----------------------------------------------------------------------------
Monthly
(12/31/98)           0.31%   8.56%  4.91%   9.14%  1.38%   0.57%
Year-to-Date
(11/30/98)           3.74    9.34   0.78    5.25   8.74    6.14
Yearly
(12/31/98)           4.06   18.70   5.13   14.87  10.24    6.75
3-Year Annualized    4.04   27.37  15.79       *      *       *



Key: AG=Aggressive Growth; B=Bond; CA=Capital Appreciation; EI=Equity-Income; GAA=Global Asset Allocation; GI=Growth and Income; I=International; M=Managed; MM=Money Market; SA=Social Awareness; SO=Special Opportunities; TS=Trend Series; DGI=Delaware Growth & Income (formerly known as Decatur Total Return); GBS=Global Bond Series

* The lifetime of this SUBACCOUNT is less than the complete period indicated.

Performance quotations with a base period of two years or longer may also be advertised on an annualized basis.



Performance for contracts with the EGMDB would have been lower.



ANNUITY PAYOUTS


VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the CONTRACT; (3) the type of ANNUITY OPTION selected; and (4) the investment performance of the eligible fund(s) selected. In order to determine the amount of variable ANNUITY PAYOUTS, LINCOLN LIFE makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the ANNUITANT with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.


The dollar amount of the first variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the CONTRACT valued as of the ANNUITY COMMENCEMENT DATE (less any premium taxes) to the annuity tables contained in the CONTRACT. The first variable ANNUITY PAYOUT will be paid 14 days after the ANNUITY COMMENCEMENT DATE. This date will become the date on which all future ANNUITY PAYOUTS will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables for the SINGLE PREMIUM, PERIODIC PREMIUM and FLEXIBLE PREMIUM Multi-Fund 2 and 3 ANNUITY CONTRACTS and the 1983(a) Individual Mortality Table for FLEXIBLE PREMIUM ANNUITY CONTRACT Multi-Fund 4 modified, with an assumed investment return at the rate of 5% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the CONTRACT tables by the number of thousands of dollars of CONTRACT VALUE under the CONTRACT. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 5% interest rate stated above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, ANNUITY PAYOUTS will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in CONTRACTS that are not associated with employer sponsored plans where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the ANNUITANT is credited with ANNUITY UNITS for each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying eligible FUNDS. The amount of the second and subsequent ANNUITY PAYOUTS is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the VALUATION DATE ending 14 days before the date that payment is due.

The value of each SUBACCOUNT ANNUITY UNIT was set initially at $1.00. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined by multiplying the SUBACCOUNT ANNUITY UNIT value for the immediately preceding VALUATION DATE by the product of:

a. The net investment factor of the SUBACCOUNT for the VALUATION PERIOD for which the ANNUITY UNIT value is being determined, and

b.  A factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days before the payout date in order to permit calculation of amounts of ANNUITY PAYOUTS and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

LINCOLN LIFE may require proof of age, sex or survival of any payee upon whose age, sex or survival PAYOUTS depend.


FEDERAL TAX MATTERS


GENERAL

The operations of the VAA form a part of, and are taxed with, the operations of LINCOLN LIFE under the Internal Revenue Code of 1986, as amended (the CODE). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the ACCUMULATION and ANNUITY UNIT values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the CONTRACT. Under existing federal income tax law, LINCOLN LIFE believes that VAA investment income and realized net capital gains are not taxed to the extent they are retained as part of the reserves under the CONTRACTS. Accordingly, LINCOLN LIFE does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in LINCOLN LIFE'S being taxed on income or gains attributable to the VAA, then LINCOLN LIFE may impose a charge against the VAA in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS

The CODE (Section 72(s)) provides that CONTRACTS issued after January 18, 1985, will not be treated as annuity CONTRACTS for purposes of Section 72 unless the CONTRACT provides that (A) if any CONTRACTOWNER dies on or after the annuity starting date, but before the time the entire interest in the CONTRACT has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the CONTRACTOWNER'S death; and (B) if any CONTRACTOWNER dies before the annuity starting date, the entire interest must be distributed within five years after the death of the CONTRACTOWNER. These requirements are considered satisfied to the extent that any portion of the CONTRACTOWNER'S interest that is payable to or for the benefit of a designated BENEFICIARY is distributed over that designated BENEFICIARY'S life, or a period not extending beyond the designated BENEFICIARY'S life expectancy, and if that distribution begins within one year of the CONTRACTOWNER'S death. The designated BENEFICIARY must be a natural person. CONTRACTS issued after January 18, 1985 contain provisions intended to comply with these CODE requirements, although regulations interpreting these requirements have yet to be issued. LINCOLN LIFE intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

QUALIFIED CONTRACTS

The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the CODE and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of CONTRACTS with the various types of plans, based on LINCOLN LIFE'S understanding of the current federal tax laws as interpreted by the Internal Revenue Service (IRS). Purchasers of CONTRACTS for use with such a plan and plan participants and BENEFICIARIES should consult counsel and other competent advisors as to the suitability of the plan and the CONTRACT to their specific needs, and as to applicable CODE limitations and tax consequences. Participants under such plans, as well as CONTRACTOWNERS, ANNUITANTS and BENEFICIARIES, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the CONTRACT.

Following are brief descriptions of the various types of plans and of the use of CONTRACTS in connection therewith.

PUBLIC SCHOOL SYSTEMS AND SECTION 501(C)(3) ORGANIZATIONS (403(B))

Payments made to purchase annuity CONTRACTS by public school systems or certain
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the exclusion allowance provided by Section 403(b) of the CODE, the over-all limits for excludable contributions of Section 415 of the CODE or the limit on elective contributions. Furthermore, the investment results of the FUND credited to the account are not taxable until benefits are received either in the form of ANNUITY PAYOUTS or in a single sum.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS

Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income before distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the CODE are subject to extensive rules, including limitations on maximum contributions or benefits.

Distributions of amounts in excess of nondeductible employee contributions allocated to such distributions are generally taxable as ordinary income. If an employee or BENEFICIARY receives a LUMP SUM distribution, that is, if the employee or BENEFICIARY receives in a single tax year the total amounts payable with respect to that employee and the benefits are paid as a result of the employee's death or separation from service or after the employee attains
59 1/2, taxable gain may be either eligible for special LUMP SUM averaging treatment or, if the recipient was age 50 before January 1, 1986, eligible for taxation at a 20% rate to the extent the distribution reflects payouts made before January 1, 1974. For plan years beginning after December 31, 1996, tax exempt organizations (except state or local governments) may have 401(k) plans. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R. 10 OR KEOGH)

Under CODE provisions, self-employed individuals may establish plans commonly known as H.R. 10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans, although certain of these rules have been repealed or modified effective in 1984. Purchasers of the CONTRACTS to use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Under Section 408 of the CODE, individuals may participate in a retirement program known as an IRA. An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and the nonworking spouse and they file a joint tax return) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or the spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and the spouse) exceeds a specified amount. Distributions from certain types of retirement plans may be rolled over to an IRA on a tax-deferred basis if certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all earnings will be taxed as ordinary income when distributed. The failure to satisfy certain CODE requirements with respect to an IRA results in adverse tax consequences.

ROTH IRAS

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the non-Roth IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

DEFERRED COMPENSATION PLANS (457 PLANS)

Under the CODE provisions, employees and independent contractors (participants) performing services for state and local governments and tax-exempt organizations may establish deferred compensation plans. Plans of state or local governments established on August 20, 1996, or later, must hold all assets and income in trust (or custodial accounts or an ANNUITY CONTRACT) for the exclusive benefit of participants and their BENEFICIARIES. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. The amounts deferred under a plan which meet the requirements of Section 457 of the CODE are not taxable as income to the participant until paid or otherwise made available to the participant or BENEFICIARY. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 (as indexed) or 33 1/3% of the participant's includable compensation. However, in the limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEP)

An employer may make contributions on behalf of employees to a SEP as provided by Section 408(k) of the CODE. The contributions and distribution dates are limited by the CODE provisions. All distributions from the plan will be taxed as ordinary income. For tax years after 1996, salary reduction SEP's (SAR/SEP) may no longer be established. However, SAR/SEPs in existence prior to January 1, 1997 may continue to receive contributions.

Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other CODE requirements may result in adverse tax consequences.

SAVINGS INCENTIVE MATCHED PLAN FOR EMPLOYEES (SIMPLE)

Employers with 100 or fewer employees who earned $5,000 during the proceeding year, may establish SIMPLEs. For tax years beginning after December 31, 1996, SIMPLE plans are available and may be in the form of an IRA or part of a 401(k) plan. Under a SIMPLE IRA, employees are permitted to make elective contributions to an IRA, stated as a percentage of the employees compensation, but not to exceed $6,000 annually as indexed. Such deferrals are not subject to income tax until withdrawn. WITHDRAWALS made by an employee in the first two years of the employees participation are subject to a 25% penalty. Later WITHDRAWALS are subject to penalties applicable to IRAs. Under a SIMPLE 401(k), employee deferrals are limited to no more than $6,000 annually. Employer contributions are usually required for each type of SIMPLE.

TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS

The following rules generally apply to distributions from CONTRACTS purchased in connection with the plans discussed previously, other than deferred compensation plans and Roth IRAs.

The portion, if any, of any contribution under a CONTRACT made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own nondeductible contributions) constitutes the investment in the CONTRACT. If a distribution is made in the form of ANNUITY PAYOUTS, the employee's investment in the CONTRACT (adjusted for certain refund provisions) divided by the life expectancy (or other period for which ANNUITY PAYOUTS are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of ANNUITY PAYOUTS received in any year in excess of such return is taxable as ordinary income. All distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of the investment in the CONTRACT.

If a SURRENDER of or WITHDRAWAL from the CONTRACT is effected and distribution is made from the plan in a single payout, the proceeds may qualify for special LUMP SUM distribution treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the investment in the CONTRACT (adjusted for any prior WITHDRAWAL) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt. Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts).

Distributions from qualified plans, Keoghs, SEPs, 403(b) plans and IRAs will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an employee's death, the taxation of benefits payable to the BENEFICIARY generally follows these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS

It should be understood that the foregoing comments about the federal tax consequences under these CONTRACTS are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. Finally, in recent years numerous changes have been made in the federal income tax treatment of CONTRACTS and retirement plans, which are not fully discussed above. Before an investment is made in any of the CONTRACTS, a competent tax advisor should be consulted.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE

A description of the days on which ACCUMULATION and ANNUITY UNITS will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that in 1998 it will be closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the VARIABLE ACCOUNT could therefore be significantly affected) on days when the investor has no access to those funds and series.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S licensed insurance companies, both mutual and stock.

EAFE Index is prepared by MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and VARIABLE ANNUITY CONTRACTS.

STANDARD & POOR'S CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to VARIABLE ANNUITY CONTRACT features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.


STANDARD & POOR'S 500 INDEX (S&P 500) -- Broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.


STANDARD & POOR'S INDEX (S&P 400) -- Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.



NASDAQ-OTC Price Index -- This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.



DOW JONES INDUSTRIAL AVERAGE (DJIA) -- Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.


INTERNET -- As an electronic communications network may be used to provide information regarding LINCOLN LIFE performance of the SUBACCOUNTS and advertisement literature.

In its advertisements and other sales literature for the VAA and the eligible FUNDS, LINCOLN LIFE intends to illustrate the advantages of the CONTRACTS in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the VARIABLE ANNUITY CONTRACT. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the VARIABLE ACCOUNT over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same SUBACCOUNTS over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those SUBACCOUNTS.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by LINCOLN LIFE, through which a CONTRACTOWNER may take any distribution allowed by CODE Section 401(a)(9) in the case of qualified CONTRACTS, or permitted under CODE Section 72 in the case of nonqualified CONTRACTS, by way of an automatically generated payment.

EARNINGS SWEEP. A service provided by LINCOLN LIFE which allows a client to designate one of the variable SUBACCOUNTS or the fixed side as a holding account, and to transfer earnings from that side to any other variable SUBACCOUNT. The CONTRACTOWNER chooses a specific FUND as the holding account. At specific intervals, account value in the holding account fund that exceeds a certain designated baseline amount is automatically transferred to another specified FUND(S). The minimum account value required for the Earnings Sweep feature is $10,000.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the FUNDS and series may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 10,000 organizations and more than 1 million individual clients.



LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at year-end 1998, LINCOLN LIFE had statutory admitted assets of over $70 billion.



Sales literature may reference the Multi-Fund newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi-Fund annuity.


Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified CONTRACTS purchased with after tax contributions, and qualified CONTRACTS purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONVENTIONAL      NONQUALIFIED       TAX DEFERRED

                  Savings    annuity contracts         annuity
                             with tax deferred      retirement
                                        growth         program
10 years          $16,049              $18,013         $25,017
15 years          $28,143              $33,761         $46,890
20 years          $44,145              $56,900         $79,028
10 years                               $16,193         $17,012
15 years                               $29,340         $33,761
20 years                               $47,688         $56,900

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified CONTRACTS. In this example, it has been invested by the contributors to the qualified CONTRACTS. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including SURRENDER CHARGES). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to WITHDRAWALS before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified CONTRACTS contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less).

TAX BENEFITS TODAY

When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your income after savings and taxes, as compared to saving the same amount in a plan that is not tax-deferred.

Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                                           SAVINGS OF
                             TRADITIONAL   PRE-TAX
                             SAVINGS PLAN  DOLLARS
--------------------------------------------------------
Your income                   $   50,000     $  50,000
Tax-deferred savings                 -0-         2,400
Taxable income                    50,000        47,600
*Estimated federal income
  taxes                           10,481         9,809
Income after taxes                39,519        37,791
After-tax savings                  2,400           -0-
Remaining income after
  savings and taxes               37,119        37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.

FINANCIAL STATEMENTS


Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1998

                                         COMBINED         MULTIFUND        EANNUITY
-----------------------------------------------------------------------------------
ASSETS:
 - Investments at market - affiliated
   (cost $7,972,899,460)                 $11,536,124,343  $11,535,734,777  $389,566
---------------------------------------  ---------------  ---------------  --------
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company               315,674          315,668         6
---------------------------------------  ---------------  ---------------  --------
---------------------------------------
NET ASSETS                               $11,535,808,669  $11,535,419,109  $389,560
---------------------------------------  ---------------  ---------------  --------
                                         ---------------  ---------------  --------
---------------------------------------
CONTRACT OWNER RESERVES:
 - Reserves for redeemable annuity
   contracts                             $11,467,942,924  $11,467,553,364  $389,560
---------------------------------------
 - Reserves for annuity contracts on
   benefit                                    67,865,745       67,865,745        --
---------------------------------------  ---------------  ---------------  --------
---------------------------------------
TOTAL CONTRACT OWNER RESERVES            $11,535,808,669  $11,535,419,109  $389,560
---------------------------------------  ---------------  ---------------  --------
                                         ---------------  ---------------  --------
---------------------------------------

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                         COMBINED        MULTIFUND       EANNUITY
----------------------------------------------------------------------------------
Net Investment Income:
  - Dividends from investment income     $  292,835,417  $  292,834,448    $  969
---------------------------------------
  - Dividends from net realized gains
    on investments                          555,694,325     555,694,325        --
---------------------------------------
  - Mortality and expense guarantees:
Multifund w/o guaranteed minimum death
  benefit rider                            (103,222,614)   (103,222,614)       --
---------------------------------------
Multifund w/ guaranteed minimum death
  benefit rider                              (1,202,827)     (1,202,827)       --
---------------------------------------
eAnnuity                                           (161)             --      (161)
---------------------------------------  --------------  --------------  ---------
---------------------------------------
NET INVESTMENT INCOME                       744,104,140     744,103,332       808
---------------------------------------
Net realized and unrealized gain on
  investments:
  - Net realized gain on investments        120,104,936     120,104,423       513
---------------------------------------
  - Net change in unrealized
    appreciation on investments             613,207,528     613,201,466     6,062
---------------------------------------  --------------  --------------  ---------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                 733,312,464     733,305,889     6,575
---------------------------------------  --------------  --------------  ---------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $1,477,416,604  $1,477,409,221    $7,383
---------------------------------------  --------------  --------------  ---------
                                         --------------  --------------  ---------
---------------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS

                                         COMBINED                         MULTIFUND                        EANNUITY
                                         YEAR ENDED                       YEAR ENDED                       YEAR ENDED
                                         DECEMBER 31,                     DECEMBER 31,                     DECEMBER 31,
                                         -------------------------------  -------------------------------  ------------------
                                         1998             1997            1998             1997            1998      1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1                  $ 9,426,807,141  $6,585,865,835  $ 9,426,807,141  $6,585,865,835  $     --  $     --
---------------------------------------
Changes from operations:
  - Net Investment Income                    744,104,140     193,626,363      744,103,332     193,626,363       808        --
---------------------------------------
  - Net realized gain on investments         120,104,936      31,377,925      120,104,423      31,377,925       513        --
---------------------------------------
  - Net change in unrealized
    appreciation on investments              613,207,528   1,537,087,130      613,201,466   1,537,087,130     6,062        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                            1,477,416,604   1,762,091,418    1,477,409,221   1,762,091,418     7,383        --
---------------------------------------
Changes from unit transactions:
  Accumulation Units:
  - Contract purchases                     3,097,926,661   2,840,665,698    3,097,485,458   2,840,665,698   441,203        --
---------------------------------------
  - Terminated contracts & transfers to
    annuity reserves                      (2,472,732,748) (1,765,287,945)  (2,472,673,722) (1,765,287,945)  (59,026)       --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
                                             625,193,913   1,075,377,753      624,811,736   1,075,377,753   382,177        --
                                         ---------------  --------------  ---------------  --------------  --------  --------
  Annuity Reserves:
  - Transfer from accumulation units &
    between accounts                          12,803,225       7,753,183       12,803,225       7,753,183        --        --
---------------------------------------
  - Annuity Payments                          (6,362,862)     (4,422,441)      (6,362,862)     (4,422,441)       --        --
---------------------------------------
  - Receipt (reimbursement) of
    mortality guarantee adjustment               (49,352)        141,393          (49,352)        141,393        --        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
                                               6,391,011       3,472,135        6,391,011       3,472,135        --        --
                                         ---------------  --------------  ---------------  --------------  --------  --------
NET INCREASE IN NET ASSETS RESULTING
FROM UNIT TRANSACTIONS                       631,584,924   1,078,849,888      631,202,747   1,078,849,888   382,177        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
TOTAL INCREASE IN NET ASSETS               2,109,001,528   2,840,941,306    2,108,611,968   2,840,941,306   389,560        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
NET ASSETS AT DECEMBER 31                $11,535,808,669  $9,426,807,141  $11,535,419,109  $9,426,807,141  $389,560  $     --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
                                         ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES & ACCOUNT INFORMATION

   THE ACCOUNT: Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of two products, Multifund and eAnnuity. The Multifund product is an annuity contract offering a guaranteed minimum death benefit (GMBD) rider option. Effective August 20, 1998, the eAnnuity product became available to clients of the Company. The eAnnuity product is an annuity contract that is sold through the internet.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising out of any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

   INVESTMENTS: The Variable Account invests in the Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., Delaware Premium Trend Series, Delaware Decatur Total Return Series and the Delaware Global Bond Series (the Funds). The Funds are registered as open-end investment management companies. Investments in the Funds are stated at the closing net asset value per share on December 31, 1998, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:

      -  Multifund at a daily rate of .00274525% (1.002% on an annual basis).

      - Multifund with GMDB rider at a daily rate of .00356712328% (1.302% on an annual basis).

      -  eAnnuity at a daily rate of .001506849% (.55% on an annual basis).

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES
CONTINUED

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1998:

                                         MULTIFUND    EANNUITY
-----------------------------------------------------------------
Lincoln National Aggressive Growth Fund  $   129,235  $        --
---------------------------------------
Lincoln National Bond Fund                 1,000,496           --
---------------------------------------
Lincoln National Capital Appreciation
   Fund                                      185,757           --
---------------------------------------
Delaware Premium Trend Series                 32,177           --
---------------------------------------
Delaware Decatur Total Return Series          34,344           --
---------------------------------------
Delaware Global Bond Series                    3,854           --
---------------------------------------
Lincoln National Equity-Income Fund          323,811           --
---------------------------------------
Lincoln National Global Asset
   Allocation Fund                           548,996           --
---------------------------------------
Lincoln National Growth and Income Fund    4,792,013           --
---------------------------------------
Lincoln National International Fund          673,972           --
---------------------------------------
Lincoln National Managed Fund                967,950           --
---------------------------------------
Lincoln National Money Market Fund         1,080,102           --
---------------------------------------
Lincoln National Social Awareness Fund     1,979,511           --
---------------------------------------
Lincoln National Special Opportunities
   Fund                                    1,135,573           --
---------------------------------------  -----------  -----------
---------------------------------------
                                         $12,887,791  $        --
---------------------------------------  -----------  -----------
                                         -----------  -----------

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1998:

                                         COMBINED                      MULTIFUND                     EANNUITY
                                         ----------------------------  ----------------------------  ---------------------
                                         AGGREGATE       AGGREGATE     AGGREGATE       AGGREGATE     AGGREGATE AGGREGATE
                                         COST OF         PROCEEDS      COST OF         PROCEEDS      COST OF   PROCEEDS
                                         PURCHASES       FROM SALES    PURCHASES       FROM SALES    PURCHASES FROM SALES
--------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund  $   75,347,018  $ 20,363,011  $   75,341,814  $ 20,363,003  $  5,204    $     8
---------------------------------------
Lincoln National Bond Fund                  105,665,569    21,338,689     105,663,423    21,338,685     2,146          4
---------------------------------------
Lincoln National Capital Appreciation
   Fund                                     174,016,206    10,672,593     174,003,140    10,667,573    13,066      5,020
---------------------------------------
Delaware Premium Trend Series                31,609,927     8,562,625      31,605,848     8,562,621     4,079          4
---------------------------------------
Delaware Decatur Total Return Series         60,942,443     5,520,198      60,935,472     5,520,189     6,971          9
---------------------------------------
Delaware Global Bond Series                   5,451,679     2,430,593       5,449,684     2,430,589     1,995          4
---------------------------------------
Lincoln National Equity-Income Fund         133,012,314    32,946,844     133,009,911    32,946,840     2,403          4
---------------------------------------
Lincoln National Global Asset
   Allocation Fund                           68,102,740    28,167,863      68,099,873    28,167,859     2,867          4
---------------------------------------
Lincoln National Growth and Income Fund     422,061,343   162,818,227     422,058,978   162,818,223     2,365          4
---------------------------------------
Lincoln National International Fund          73,719,170    80,943,004      73,715,753    80,942,998     3,417          6
---------------------------------------
Lincoln National Managed Fund               146,271,517    32,556,692     146,268,822    32,556,688     2,695          4
---------------------------------------
Lincoln National Money Market Fund           88,996,382    57,149,293      88,640,904    57,122,467   355,478     26,826
---------------------------------------
Lincoln National Social Awareness Fund      434,759,913    50,236,632     434,751,254    50,236,625     8,659          7
---------------------------------------
Lincoln National Special Opportunities
   Fund                                     142,375,726    72,878,957     142,372,171    72,878,952     3,555          5
---------------------------------------  --------------  ------------  --------------  ------------  --------  -----------
---------------------------------------
                                         $1,962,331,947  $586,585,221  $1,961,917,047  $586,553,312  $414,900    $31,909
---------------------------------------  --------------  ------------  --------------  ------------  --------  -----------
                                         --------------  ------------  --------------  ------------  --------  -----------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                         -----------------------------------------
                                         MULTIFUND                    EANNUITY
                                         1998           1997          1998    1997
----------------------------------------------------------------------------------
LINCOLN NATIONAL AGGRESSIVE GROWTH FUND
Accumulation Units:
Contract purchases                       $ 105,561,285  $121,767,920  $5,205  $ --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (92,755,811)  (80,454,253)     --    --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                            12,805,474    41,313,667   5,205    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                      350,018        11,855      --    --
Annuity payments                              (111,570)      (52,883)     --    --
Receipt (payment) of mortality
   guarantee adj.                                  (74)          336      --    --
---------------------------------------  -------------  ------------  ------  ----
Fund Total:                                    238,374       (40,692)     --    --
---------------------------------------  -------------  ------------  ------  ----
                                            13,043,848    41,272,975   5,205    --
LINCOLN NATIONAL BOND FUND
Accumulation Units:
Contract purchases                         173,649,541    75,416,109   2,060    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                       (118,474,365)  (86,077,372)     --    --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                            55,175,176   (10,661,263)  2,060    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                      295,541       (16,201)     --    --
Annuity payments                               (66,581)      (45,383)     --    --
Receipt (payment) of mortality
   guarantee adj.                                1,828         1,206      --    --
---------------------------------------  -------------  ------------  ------  ----
Fund Total:                                    230,788       (60,378)     --    --
---------------------------------------  -------------  ------------  ------  ----
                                            55,405,964   (10,721,641)  2,060    --
LINCOLN NATIONAL CAPITAL APPRECIATION FUND
Accumulation Units:
Contract purchases                         239,059,981   169,229,394  13,068    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                       (118,923,687)  (64,259,997) (5,000)   --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                           120,136,294   104,969,397   8,068    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                    1,011,628       229,233      --    --
Annuity payments                              (215,049)      (92,786)     --    --
Receipt (payment) of mortality
   guarantee adj.                               (3,187)          482      --    --
---------------------------------------  -------------  ------------  ------  ----
Fund Total:                                    793,392       136,929      --    --
---------------------------------------  -------------  ------------  ------  ----
                                           120,929,686   105,106,326   8,068    --
DELAWARE PREMIUM TREND SERIES
Accumulation Units:
Contract purchases                          55,716,798    49,459,951   4,080    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (33,204,931)  (23,894,814)     --    --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                            22,511,867    25,565,137   4,080    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                       48,418            --      --    --
Annuity payments                                (7,936)           --      --    --
Receipt (payment) of mortality
   guarantee adj.                                   --            --      --    --
---------------------------------------  -------------  ------------  ------  ----
Series Total:                                   40,482            --      --    --
---------------------------------------  -------------  ------------  ------  ----
                                            22,552,349    25,565,137   4,080    --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         ----------------------------------------------
                                         MULTIFUND                       EANNUITY
                                         1998            1997            1998      1997
---------------------------------------------------------------------------------------
DELAWARE DECATUR TOTAL RETURN SERIES
Accumulation Units:
Contract purchases                           90,236,508      86,279,609     6,959    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                         (41,860,904)    (16,269,211)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             48,375,604      70,010,398     6,959    --
Annuity Reserves:
Transfers from accum. Units & between
   accts.                                       506,606         561,795        --    --
Annuity payments                               (108,990)        (39,841)       --    --
Receipt (payment) of mortality
   guarantee adj.                                  (448)            758        --    --
---------------------------------------  --------------  --------------  --------  ----
Series Total:                                   397,168         522,712        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             48,772,772      70,533,110     6,959    --
DELAWARE GLOBAL BOND SERIES
Accumulation Units:
Contract purchases                            8,319,526      11,820,716     1,960    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                          (5,970,687)     (7,984,605)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                              2,348,839       3,836,111     1,960    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                        31,917              --        --    --
Annuity payments                                 (7,766)           (755)       --    --
Receipt (payment) of mortality
   guarantee adj.                                    78              64        --    --
---------------------------------------  --------------  --------------  --------  ----
Series Total:                                    24,229            (691)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                              2,373,068       3,835,420     1,960    --
LINCOLN NATIONAL EQUITY-INCOME FUND
Accumulation Units:
Contract purchases                          256,503,981     291,732,249     2,380    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (184,405,391)   (106,299,468)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             72,098,590     185,432,781     2,380    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                       686,673         651,161        --    --
Annuity payments                               (479,908)       (354,641)       --    --
Receipt (payment) of mortality
   guarantee adj.                                 3,201           1,204        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     209,966         297,724        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             72,308,556     185,730,505     2,380    --
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND
Accumulation Units:
Contract purchases                           89,521,952     113,967,396     2,841    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                         (95,521,824)    (63,439,313)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             (5,999,872)     50,528,083     2,841    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                       490,958         304,669        --    --
Annuity payments                               (179,454)       (111,483)       --    --
Receipt (payment) of mortality
   guarantee adj.                               (14,716)          2,306        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     296,788         195,492        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             (5,703,084)     50,723,575     2,841    --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         ----------------------------------------------
                                         MULTIFUND                       EANNUITY
                                         1998            1997            1998      1997
---------------------------------------------------------------------------------------
LINCOLN NATIONAL GROWTH AND INCOME FUND
Accumulation Units:
Contract purchases                          696,926,250     747,652,912     2,341    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (709,130,485)   (497,930,628)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            (12,204,235)    249,722,284     2,341    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                     6,311,160       4,399,621        --    --
Annuity payments                             (3,840,740)     (2,844,717)       --    --
Receipt (payment) of mortality
   guarantee adj.                                55,053         142,298        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                   2,525,473       1,697,202        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             (9,678,762)    251,419,486     2,341    --
LINCOLN NATIONAL INTERNATIONAL FUND
Accumulation Units:
Contract purchases                          159,547,703     158,472,222     3,391    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (185,524,256)   (157,730,517)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            (25,976,553)        741,705     3,391    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                       160,319          62,938        --    --
Annuity payments                               (133,802)       (125,126)       --    --
Receipt (payment) of mortality
   guarantee adj.                               (14,795)          1,721        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                      11,722         (60,467)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                            (25,964,831)        681,238     3,391    --
LINCOLN NATIONAL MANAGED FUND
Accumulation Units:
Contract purchases                          162,635,223     131,576,753     2,641    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (155,726,195)   (125,696,264)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                              6,909,028       5,880,489     2,641    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                       605,334         364,128        --    --
Annuity payments                               (408,409)       (356,231)       --    --
Receipt (payment) of mortality
   guarantee adj.                               (25,649)         (4,393)       --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     171,276           3,504        --    --
---------------------------------------  --------------  --------------  --------  ----
                                              7,080,304       5,883,993     2,641    --
LINCOLN NATIONAL MONEY MARKET FUND
Accumulation Units:
Contract purchases                          203,720,196     160,091,004   382,126    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (176,317,955)   (169,385,979)  (54,026)   --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             27,402,241      (9,294,975)  328,100    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                        62,528          18,708        --    --
Annuity payments                                (50,178)        (46,466)       --    --
Receipt (payment) of mortality
   guarantee adj.                                 1,044             609        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                      13,394         (27,149)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                             27,415,635      (9,322,124)  328,100    --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         ----------------------------------------------
                                         MULTIFUND                       EANNUITY
                                         1998            1997            1998      1997
---------------------------------------------------------------------------------------
LINCOLN NATIONAL SOCIAL AWARENESS FUND
Accumulation Units:
Contract purchases                          669,303,972     515,505,656     8,629    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (351,797,764)   (191,229,425)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            317,506,208     324,276,231     8,629    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                     1,857,256       1,042,822        --    --
Annuity payments                               (558,894)       (221,176)       --    --
Receipt (payment) of mortality
   guarantee adj.                               (25,388)         (2,607)       --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                   1,272,974         819,039        --    --
---------------------------------------  --------------  --------------  --------  ----
                                            318,779,182     325,095,270     8,629    --
LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND
Accumulation Units:
Contract purchases                          186,782,542     207,693,807     3,522    --
---------------------------------------
Terminated contracts & transfers to
   annuity reserves                        (203,059,467)   (174,636,099)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            (16,276,925)     33,057,708     3,522    --
Annuity Reserves:
Transfers from accum. units & between
   accts.                                       384,869         122,454        --    --
Annuity payments                               (193,585)       (130,953)       --    --
Receipt (payment) of mortality
   guarantee adj.                               (26,299)         (2,591)       --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     164,985         (11,090)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                            (16,111,940)     33,046,618     3,522    --
                                         --------------  --------------  --------  ----
Variable Account Total                   $  631,202,747  $1,078,849,888  $382,177  $ --
                                         --------------  --------------  --------  ----
                                         --------------  --------------  --------  ----

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

5. SUMMARY OF UNITS OUTSTANDING AT DECEMBER 31, 1998

                                         ACCUMULATION   RESERVE     UNIT     ACCUMULATION     RESERVE      NET ASSET
                                         UNITS          UNITS       VALUE    AMOUNT           AMOUNT       TOTAL
--------------------------------------------------------------------------------------------------------------------------
MULTIFUND INVESTMENTS
                                                        MULTIFUND
Lincoln National Aggressive Growth Fund    204,321,730     401,351  $ 1.567  $   320,118,792  $   628,813  $   320,747,605
Lincoln National Bond Fund                  70,180,846     141,922    5.024      352,615,382      713,069      353,328,451
Lincoln National Capital Appreciation
   Fund                                    284,821,773     855,827    2.574      733,000,123    2,202,505      735,202,628
Delaware Premium Trend Series               63,363,770      34,917    1.368       86,706,252       47,780       86,754,032
Delaware Decatur Total Return Series        90,934,980     708,417    1.611      146,455,982    1,140,947      147,596,929
Delaware Global Bond Series                 12,869,495      29,923    1.184       15,237,020       35,427       15,272,447
Lincoln National Equity-Income Fund        395,671,340   1,357,383    2.399      949,249,140    3,256,478      952,505,618
Lincoln National Global Asset
   Allocation Fund                         155,191,452     623,589    3.056      474,321,463    1,905,915      476,227,378
Lincoln National Growth and Income Fund    353,738,892   4,190,720   11.497    4,067,007,338   48,181,558    4,115,188,896
Lincoln National International Fund        275,656,812     507,630    1.773      488,741,223      900,031      489,641,254
Lincoln National Managed Fund              178,767,717     546,451    5.260      940,406,297    2,874,599      943,280,896
Lincoln National Money Market Fund          46,571,447      62,459    2.517      117,212,426      157,196      117,369,622
Lincoln National Social Awareness Fund     304,203,513     758,710    5.875    1,787,245,998    4,457,548    1,791,703,546
Lincoln National Special Opportunities
   Fund                                     98,734,457     156,387    8.721      861,082,577    1,363,879      862,446,456
                                         -------------  ----------           ---------------  -----------  ---------------
    Subtotal                             2,535,028,224  10,375,686            11,339,400,013   67,865,745   11,407,265,758
                                         -------------  ----------           ---------------  -----------  ---------------

                                                MULTIFUND WITH GMDB RIDER
Lincoln National Aggressive Growth Fund      1,953,110          --    1.559        3,045,683           --        3,045,683
Lincoln National Bond Fund                   1,159,699          --    5.002        5,800,262           --        5,800,262
Lincoln National Capital Appreciation
   Fund                                      4,552,867          --    2.562       11,663,514           --       11,663,514
Delaware Premium Trend Series                1,522,285          --    1.362        2,073,881           --        2,073,881
Delaware Decatur Total Return Series         4,110,801          --    1.603        6,590,469           --        6,590,469
Delaware Global Bond Series                    372,938          --    1.179          439,529           --          439,529
Lincoln National Equity-Income Fund          5,897,743          --    2.388       14,084,621           --       14,084,621
Lincoln National Global Asset
   Allocation Fund                           1,887,853          --    3.042        5,743,627           --        5,743,627
Lincoln National Growth and Income Fund      2,251,670          --   11.444       25,768,885           --       25,768,885
Lincoln National International Fund          2,375,268          --    1.765        4,192,172           --        4,192,172
Lincoln National Managed Fund                1,774,940          --    5.236        9,294,437           --        9,294,437
Lincoln National Money Market Fund             644,074          --    2.505        1,613,600           --        1,613,600
Lincoln National Social Awareness Fund       5,135,886          --    5.848       30,035,684           --       30,035,684
Lincoln National Special Opportunities
   Fund                                        899,280          --    8.681        7,806,987           --        7,806,987
                                         -------------  ----------           ---------------  -----------  ---------------
    Subtotal                                34,538,414          --               128,153,351           --      128,153,351
                                         -------------  ----------           ---------------  -----------  ---------------
   TOTAL MULTIFUND                       2,569,566,638  10,375,686           $11,467,553,364  $67,865,745  $11,535,419,109
                                         -------------  ----------           ---------------  -----------  ---------------
                                         -------------  ----------           ---------------  -----------  ---------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

5. SUMMARY OF UNITS OUTSTANDING AT DECEMBER 31, 1998 CONTINUED

                                         ACCUMULATION   RESERVE     UNIT     ACCUMULATION     RESERVE      NET ASSET
                                         UNITS          UNITS       VALUE    AMOUNT           AMOUNT       TOTAL
--------------------------------------------------------------------------------------------------------------------------

EANNUITY INVESTMENTS
                                                         EANNUITY
Lincoln National Aggressive Growth Fund          3,697          --  $ 1.569  $         5,802  $        --  $         5,802
Lincoln National Bond Fund                         425          --    5.034            2,140           --            2,140
Lincoln National Capital Appreciation
   Fund                                          4,421          --    2.578           11,396           --           11,396
Delaware Premium Trend Series                    3,182          --    1.371            4,361           --            4,361
Delaware Decatur Total Return Series             4,472          --    1.613            7,213           --            7,213
Delaware Global Bond Series                      1,781          --    1.186            2,112           --            2,112
Lincoln National Equity-Income Fund              1,054          --    2.403            2,533           --            2,533
Lincoln National Global Asset
   Allocation Fund                                 972          --    3.061            2,977           --            2,977
Lincoln National Growth and Income Fund            224          --   11.512            2,577           --            2,577
Lincoln National International Fund              2,055          --    1.776            3,649           --            3,649
Lincoln National Managed Fund                      530          --    5.268            2,790           --            2,790
Lincoln National Money Market Fund             130,369          --    2.521          328,646           --          328,646
Lincoln National Social Awareness Fund           1,623          --    5.885            9,553           --            9,553
Lincoln National Special Opportunities
   Fund                                            436          --    8.736            3,811           --            3,811
                                         -------------  ----------           ---------------  -----------  ---------------
      TOTAL EANNUITY                           155,241          --           $       389,560  $        --  $       389,560
                                         -------------  ----------           ---------------  -----------  ---------------
                                         -------------  ----------           ---------------  -----------  ---------------

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

6. NET ASSETS

   The following is a summary of net assets owned at December 31, 1998.

                                                 LINCOLN NATIONAL                      LINCOLN NATIONAL
                                                 AGGRESSIVE         LINCOLN NATIONAL   CAPITAL
                                                 GROWTH             BOND               APPRECIATION
MULTIFUND                       COMBINED         FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units:             $ 5,668,394,678  $    240,707,955   $    193,694,953   $    437,532,406
------------------------------
Annuity reserves                     30,988,918           526,430            535,507          1,443,523
------------------------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                  5,699,383,596       241,234,385        194,230,460        438,975,929
Accumulated net investment
   income                         2,050,420,076        50,602,463        147,058,465         55,419,837
------------------------------
Accumulated net realized gain
   on investments                   222,396,616         5,382,547            833,071          3,180,935
------------------------------
Net unrealized appreciation on
   investments                    3,563,218,821        26,573,893         17,006,717        249,289,441
------------------------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                $11,535,419,109  $    323,793,288   $    359,128,713   $    746,866,142
                                ---------------  -----------------  -----------------  -----------------
                                ---------------  -----------------  -----------------  -----------------

                                DELAWARE      DELAWARE       DELAWARE
                                PREMIUM       DECATUR        GLOBAL
                                TREND         TOTAL RETURN   BOND
MULTIFUND                       FUND          SERIES         SERIES
------------------------------
Unit Transactions:
Accumulation units:             $ 71,426,342  $ 131,102,293  $ 14,114,757
------------------------------
Annuity reserves                      40,482        973,091        32,779
------------------------------  ------------  -------------  ------------
------------------------------
                                  71,466,824    132,075,384    14,147,536
Accumulated net investment
   income                            422,205      8,502,086     1,174,152
------------------------------
Accumulated net realized gain
   on investments                  1,075,013        182,806        79,280
------------------------------
Net unrealized appreciation on
   investments                    15,863,871     13,427,122       311,008
------------------------------  ------------  -------------  ------------
------------------------------
                                $ 88,827,913  $ 154,187,398  $ 15,711,976
                                ------------  -------------  ------------
                                ------------  -------------  ------------

                                LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                EQUITY-            GLOBAL ASSET       GROWTH AND         LINCOLN NATIONAL
                                INCOME             ALLOCATION         INCOME             INTERNATIONAL
                                FUND               FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units:             $    608,045,410   $   245,871,859    $ 1,539,803,755    $   328,257,881
------------------------------
Annuity reserves                       1,876,636         1,135,835         18,474,437            603,530
------------------------------  -----------------  ----------------   ----------------   ----------------
------------------------------
                                     609,922,046       247,007,694      1,558,278,192        328,861,411
Accumulated net investment
   income                             44,041,903       126,701,486        773,372,488         46,363,811
------------------------------
Accumulated net realized gain
   on investments                      9,347,743         7,818,301         82,180,719         25,359,684
------------------------------
Net unrealized appreciation on
   investments                       303,278,547       100,443,524      1,727,126,382         93,248,520
------------------------------  -----------------  ----------------   ----------------   ----------------
------------------------------
                                $    966,590,239   $   481,971,005    $ 4,140,957,781    $   493,833,426
                                -----------------  ----------------   ----------------   ----------------
                                -----------------  ----------------   ----------------   ----------------

                                                     LINCOLN NATIONAL     LINCOLN NATIONAL       LINCOLN NATIONAL
                                LINCOLN NATIONAL     MONEY                SOCIAL                 SPECIAL
                                MANAGED              MARKET               AWARENESS              OPPORTUNITIES
                                FUND                 FUND                 FUND                   FUND
------------------------------
Unit Transactions:
Accumulation units:             $   365,761,102      $    59,438,618      $ 1,065,903,425        $ 366,733,922
------------------------------
Annuity reserves                      1,440,086              115,600            3,016,522              774,460
------------------------------  ------------------   ------------------   ------------------     ----------------
------------------------------
                                    367,201,188           59,554,218        1,068,919,947          367,508,382
Accumulated net investment
   income                           333,044,085           59,429,004          138,007,245          266,280,846
------------------------------
Accumulated net realized gain
   on investments                    18,316,877                   --           16,256,500           52,383,140
------------------------------
Net unrealized appreciation on
   investments                      234,013,183                   --          598,555,538          184,081,075
------------------------------  ------------------   ------------------   ------------------     ----------------
------------------------------
                                $   952,575,333      $   118,983,222      $ 1,821,739,230        $ 870,253,443
                                ------------------   ------------------   ------------------     ----------------
                                ------------------   ------------------   ------------------     ----------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

6. NET ASSETS CONTINUED

   The following is a summary of net assets owned at December 31, 1998.

                                                       LINCOLN NATIONAL                      LINCOLN NATIONAL
                                                       AGGRESSIVE         LINCOLN NATIONAL   CAPITAL
                                                       GROWTH             BOND               APPRECIATION
EANNUITY                                 COMBINED      FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                       $    382,177       $5,205             $2,060             $ 8,068
---------------------------------------
Annuity reserves                                   --           --                 --                  --
---------------------------------------  ------------       ------             ------             -------
---------------------------------------
                                              382,177        5,205              2,060               8,068
Accumulated net investment income
   (loss)                                         808           (9)                82                 (22)
---------------------------------------
Accumulated net realized gain (loss) on
   investments                                    513           --                 --                 515
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments                6,062          606                 (2)              2,835
---------------------------------------  ------------       ------             ------             -------
---------------------------------------
                                         $    389,560       $5,802             $2,140             $11,396
                                         ------------       ------             ------             -------
                                         ------------       ------             ------             -------

                                         DELAWARE   DELAWARE       DELAWARE
                                         PREMIUM    DECATUR        GLOBAL
                                         TREND      TOTAL RETURN   BOND
EANNUITY                                 FUND       SERIES         SERIES
---------------------------------------
Unit Transactions:
Accumulation units                        $4,080       $6,959       $1,960
---------------------------------------
Annuity reserves                              --           --           --
---------------------------------------  --------      ------      --------
---------------------------------------
                                           4,080        6,959        1,960
Accumulated net investment income
   (loss)                                     (5)           3           31
---------------------------------------
Accumulated net realized gain (loss) on
   investments                                --           --           --
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments             286          251          121
---------------------------------------  --------      ------      --------
---------------------------------------
                                          $4,361       $7,213       $2,112
                                         --------      ------      --------
                                         --------      ------      --------

                                         LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                         EQUITY-            GLOBAL ASSET       GROWTH AND         LINCOLN NATIONAL
                                         INCOME             ALLOCATION         INCOME             INTERNATIONAL
                                         FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                            $2,380             $2,841             $2,341             $3,391
---------------------------------------
Annuity reserves                                  --                 --                 --                 --
---------------------------------------       ------             ------             ------             ------
---------------------------------------
                                               2,380              2,841              2,341              3,391
Accumulated net investment income
   (loss)                                         19                 22                 20                 20
---------------------------------------
Accumulated net realized gain (loss) on
   investments                                    --                 --                 (1)                 1
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments                 134                114                217                237
---------------------------------------       ------             ------             ------             ------
---------------------------------------
                                              $2,533             $2,977             $2,577             $3,649
                                              ------             ------             ------             ------
                                              ------             ------             ------             ------

                                                            LINCOLN NATIONAL      LINCOLN NATIONAL   LINCOLN NATIONAL

                                         LINCOLN NATIONAL   MONEY                 SOCIAL             SPECIAL

                                         MANAGED            MARKET                AWARENESS          OPPORTUNITIES

                                         FUND               FUND                  FUND               FUND

---------------------------------------
Unit Transactions:
Accumulation units                            $2,641             $ 328,100             $8,629             $3,522

---------------------------------------
Annuity reserves                                  --                    --                 --                 --

---------------------------------------       ------              --------             ------             ------

---------------------------------------
                                               2,641               328,100              8,629              3,522

Accumulated net investment income
   (loss)                                         50                   546                 23                 28

---------------------------------------
Accumulated net realized gain (loss) on
   investments                                    (1)                   --                 (1)                --

---------------------------------------
Net unrealized appreciation
   (depreciation) on investments                 100                    --                902                261

---------------------------------------       ------              --------             ------             ------

---------------------------------------
                                              $2,790             $ 328,646             $9,553             $3,811

                                              ------              --------             ------             ------

                                              ------              --------             ------             ------


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

7. INVESTMENTS

   The following is a summary of investments owned at December 31, 1998.

                                                                          Net
                                         Percentage      Shares           Asset       Value of             Cost of
MULTIFUND INVESTMENTS                    of Net Assets   Outstanding      Value       Shares               Shares
----------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund        2.81%         24,221,811   $   13.37   $      323,801,927   $     297,228,034
Lincoln National Bond Fund                     3.11%         28,302,967       12.69          359,138,618         342,131,901
Lincoln National Capital Appreciation
  Fund                                         6.47%         34,304,592       21.77          746,886,442         497,597,001
Delaware Premium Trend Series                  0.77%          4,497,738       19.75           88,830,317          72,966,446
Delaware Decatur Total Return Series           1.34%          7,939,839       19.42          154,191,678         140,764,556
Delaware Global Bond Series                    0.14%          1,471,199       10.68           15,712,408          15,401,400
Lincoln National Equity-Income Fund            8.38%         44,514,343       21.71          966,616,789         663,338,242
Lincoln National Global Asset
  Allocation Fund                              4.18%         30,583,360       15.76          481,984,238         381,540,714
Lincoln National Growth and Income Fund       35.90%         89,462,662       46.29        4,141,071,334       2,413,944,952
Lincoln National International Fund            4.28%         30,899,874       15.98          493,846,992         400,598,472
Lincoln National Managed Fund                  8.26%         50,213,225       18.97          952,601,474         718,588,291
Lincoln National Money Market Fund             1.03%         11,898,672       10.00          118,986,721         118,986,721
Lincoln National Social Awareness Fund        15.79%         45,224,200       40.28        1,821,788,941       1,223,233,403
Lincoln National Special Opportunities
  Fund                                         7.54%         26,043,689       33.42          870,276,898         686,195,823
---------------------------------------  -------------                                ------------------   -----------------
Multifund Total                              100.00%                                  $   11,535,734,777   $   7,972,515,956
---------------------------------------  -------------                                ------------------   -----------------
                                         -------------                                ------------------   -----------------

                                         Unrealized
                                         Appreciation/
MULTIFUND INVESTMENTS                    (Depreciation)
---------------------------------------
Lincoln National Aggressive Growth Fund  $      26,573,893
Lincoln National Bond Fund                      17,006,717
Lincoln National Capital Appreciation
  Fund                                         249,289,441
Delaware Premium Trend Series                   15,863,871
Delaware Decatur Total Return Series            13,427,122
Delaware Global Bond Series                        311,008
Lincoln National Equity-Income Fund            303,278,547
Lincoln National Global Asset
  Allocation Fund                              100,443,524
Lincoln National Growth and Income Fund      1,727,126,382
Lincoln National International Fund             93,248,520
Lincoln National Managed Fund                  234,013,183
Lincoln National Money Market Fund                      --
Lincoln National Social Awareness Fund         598,555,538
Lincoln National Special Opportunities
  Fund                                         184,081,075
---------------------------------------  -----------------
Multifund Total                          $   3,563,218,821
---------------------------------------  -----------------
                                         -----------------

                                                                          Net
                                         Percentage      Shares           Asset       Value of             Cost of
EANNUITY INVESTMENTS                     of Net Assets   Outstanding      Value       Shares               Shares
----------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund        1.49%             434      $   13.37   $            5,802   $           5,196
Lincoln National Bond Fund                     0.55%             169          12.69                2,140               2,142
Lincoln National Capital Appreciation
   Fund                                        2.93%             523          21.77               11,396               8,561
Delaware Premium Trend Series                  1.12%             221          19.75                4,361               4,075
Delaware Decatur Total Return Series           1.85%             371          19.42                7,213               6,962
Delaware Global Bond Series                    0.54%             198          10.68                2,112               1,991
Lincoln National Equity-Income Fund            0.65%             117          21.71                2,533               2,399
Lincoln National Global Asset
   Allocation Fund                             0.76%             189          15.76                2,977               2,863
Lincoln National Growth and Income Fund        0.66%              56          46.29                2,577               2,360
Lincoln National International Fund            0.94%             228          15.98                3,649               3,412
Lincoln National Managed Fund                  0.72%             147          18.97                2,790               2,690
Lincoln National Money Market Fund            84.36%          32,865          10.00              328,652             328,652
Lincoln National Social Awareness Fund         2.45%             237          40.28                9,553               8,651
Lincoln National Special Opportunities
   Fund                                        0.98%             114          33.42                3,811               3,550
---------------------------------------  -------------                                ------------------   -----------------
eAnnuity Total                               100.00%                                             389,566             383,504
---------------------------------------  -------------                                ------------------   -----------------
Variable Account Total                                                                $   11,536,124,343   $   7,972,899,460
                                                                                      ------------------   -----------------
                                                                                      ------------------   -----------------

                                         Unrealized
                                         Appreciation/
EANNUITY INVESTMENTS                     (Depreciation)
---------------------------------------
Lincoln National Aggressive Growth Fund       $     606
Lincoln National Bond Fund                           (2)
Lincoln National Capital Appreciation
   Fund                                           2,835
Delaware Premium Trend Series                       286
Delaware Decatur Total Return Series                251
Delaware Global Bond Series                         121
Lincoln National Equity-Income Fund                 134
Lincoln National Global Asset
   Allocation Fund                                  114
Lincoln National Growth and Income Fund             217
Lincoln National International Fund                 237
Lincoln National Managed Fund                       100
Lincoln National Money Market Fund                   --
Lincoln National Social Awareness Fund              902
Lincoln National Special Opportunities
   Fund                                             261
---------------------------------------  --------------
eAnnuity Total                                    6,062
---------------------------------------  --------------
Variable Account Total                    3,56$3,224,883
                                         --------------
                                         --------------

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

8. SUMMARY OF OPERATIONS

   The following is a summary of operations for the year ended December 31, 1998.

                                                         LINCOLN NATIONAL                        LINCOLN NATIONAL
                                                         AGGRESSIVE          LINCOLN NATIONAL    CAPITAL
                                                         GROWTH              BOND                APPRECIATION
MULTIFUND                                COMBINED        FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------
Net Investment Income:
  - Dividends from Investment Income     $  292,834,448     $    464,502        $32,055,093         $  1,265,570
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                          555,694,325       44,781,700                 --           46,655,465
---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                    (103,222,614)      (3,278,106)        (3,098,356)          (5,429,144)
---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                      (1,202,827)         (32,689)           (40,242)             (94,240)
---------------------------------------  --------------  -----------------   -----------------   -----------------
---------------------------------------
NET INVESTMENT INCOME                       744,103,332       41,935,407         28,916,495           42,397,651
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                             120,104,423        1,928,124          1,075,607            1,915,776
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             613,201,466      (69,643,232)        (4,990,554)         139,173,254
---------------------------------------  --------------  -----------------   -----------------   -----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                              733,305,889      (67,715,108)        (3,914,947)         141,089,030
---------------------------------------  --------------  -----------------   -----------------   -----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $1,477,409,221     $(25,779,701)       $25,001,548         $183,486,681
---------------------------------------  --------------  -----------------   -----------------   -----------------
                                         --------------  -----------------   -----------------   -----------------

                                         DELAWARE           DELAWARE        DELAWARE
                                         PREMIUM            DECATUR         GLOBAL
                                         TREND              TOTAL RETURN    BOND
MULTIFUND                                FUND               SERIES          SERIES
---------------------------------------
Net Investment Income:
  - Dividends from Investment Income     $      1,190,539   $   7,980,785   $   784,989
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                                     --              --            --
---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                          (682,866)     (1,279,578)     (134,550)
---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                           (17,708)        (60,409)       (4,502)
---------------------------------------  ----------------   -------------   -----------
---------------------------------------
NET INVESTMENT INCOME                             489,965       6,640,798       645,937
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                                   741,866          60,877        (7,472)
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                 9,589,020       4,477,583       295,185
---------------------------------------  ----------------   -------------   -----------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 10,330,886       4,538,460       287,713
---------------------------------------  ----------------   -------------   -----------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $     10,820,851   $  11,179,258   $   933,650
---------------------------------------  ----------------   -------------   -----------
                                         ----------------   -------------   -----------

                                         LINCOLN NATIONAL    LINCOLN NATIONAL    LINCOLN NATIONAL
                                         EQUITY-             GLOBAL ASSET        GROWTH AND          LINCOLN NATIONAL
                                         INCOME              ALLOCATION          INCOME              INTERNATIONAL
                                         FUND                FUND                FUND                FUND
----------------------------------------------------------------------------------------------------------------------
Net Investment Income:
  - Dividends from Investment Income        $19,383,542         $16,722,306         $ 99,872,135        $ 5,764,344
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                           17,384,182          33,490,300          206,716,872         17,818,962
---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                      (8,869,781)         (4,520,286)         (37,424,731)        (4,805,222)
---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                        (148,060)            (58,511)            (262,635)           (41,336)
---------------------------------------  -----------------   -----------------   -----------------   -----------------
---------------------------------------
NET INVESTMENT INCOME                        27,749,883          45,633,809          268,901,641         18,736,748
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                               8,109,113           4,771,427           55,304,331         13,148,741
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                              58,105,303           1,778,746          334,917,537         26,816,492
---------------------------------------  -----------------   -----------------   -----------------   -----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               66,214,416           6,550,173          390,221,868         39,965,233
---------------------------------------  -----------------   -----------------   -----------------   -----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $93,964,299         $52,183,982         $659,123,509        $58,701,981
---------------------------------------  -----------------   -----------------   -----------------   -----------------
                                         -----------------   -----------------   -----------------   -----------------

                                                             LINCOLN NATIONAL    LINCOLN NATIONAL    LINCOLN NATIONAL

                                         LINCOLN NATIONAL    MONEY               SOCIAL              SPECIAL

                                         MANAGED             MARKET              AWARENESS           OPPORTUNITIES

                                         FUND                FUND                FUND                FUND

---------------------------------------
Net Investment Income:
  - Dividends from Investment Income        $ 53,730,133        $ 5,141,348         $ 27,055,150        $ 21,424,012

---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                            61,917,176                 --           54,197,749          72,731,919

---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                       (8,933,399)        (1,025,520)         (15,267,074)         (8,474,001)

---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                          (85,032)           (14,125)            (265,969)            (77,369)

---------------------------------------  -----------------   -----------------   -----------------   -----------------

---------------------------------------
NET INVESTMENT INCOME                        106,628,878          4,101,703           65,719,856          85,604,561

---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                                6,891,536                 --           11,779,015          14,385,482

---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                              (15,219,867)                --          179,688,906         (51,786,907)

---------------------------------------  -----------------   -----------------   -----------------   -----------------

---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                (8,328,331)                --          191,467,921         (37,401,425)

---------------------------------------  -----------------   -----------------   -----------------   -----------------

---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $ 98,300,547        $ 4,101,703         $257,187,777        $ 48,203,136

---------------------------------------  -----------------   -----------------   -----------------   -----------------

                                         -----------------   -----------------   -----------------   -----------------


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

8. SUMMARY OF OPERATIONS CONTINUED

   The following is a summary of operations for the year ended December 31, 1998.

                                                     LINCOLN NATIONAL                        LINCOLN NATIONAL
                                                     AGGRESSIVE          LINCOLN NATIONAL    CAPITAL
                                                     GROWTH              BOND                APPRECIATION
EANNUITY                                 COMBINED    FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income       $  969           $ --                $ 86               $   --
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                             --             --                  --                   --
---------------------------------------
  - Mortality and Expense Guarantees         (161)            (9)                 (4)                 (22)
---------------------------------------  ---------         -----                 ---               ------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                  808             (9)                 82                  (22)
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                               513             --                  --                  515
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             6,062            606                  (2)               2,835
---------------------------------------  ---------         -----                 ---               ------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                              6,575            606                  (2)               3,350
---------------------------------------  ---------         -----                 ---               ------
---------------------------------------
Net increase in net assets resulting
    from operations                        $7,383           $597                $ 80               $3,328
---------------------------------------  ---------         -----                 ---               ------
                                         ---------         -----                 ---               ------

                                         DELAWARE     DELAWARE        DELAWARE
                                         PREMIUM      DECATUR         GLOBAL
                                         TREND        TOTAL RETURN    BOND
EANNUITY                                 FUND         SERIES          SERIES
---------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income     $      --         $ 11          $ 35
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                              --           --            --
---------------------------------------
  - Mortality and Expense Guarantees            (5)          (8)           (4)
---------------------------------------      -----        -----       ---------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                    (5)           3            31
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                                 --           --            --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                286          251           121
---------------------------------------      -----        -----       ---------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 286          251           121
---------------------------------------      -----        -----       ---------
---------------------------------------
Net increase in net assets resulting
    from operations                      $     281         $254          $152
---------------------------------------      -----        -----       ---------
                                             -----        -----       ---------

                                         LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                         EQUITY-            GLOBAL ASSET       GROWTH AND         LINCOLN NATIONAL
                                         INCOME             ALLOCATION         INCOME             INTERNATIONAL
                                         FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income           $ 23               $ 26               $ 24               $ 26
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                               --                 --                 --                 --
---------------------------------------
  - Mortality and Expense Guarantees             (4)                (4)                (4)                (6)
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET INVESTMENT INCOME (LOSS)                     19                 22                 20                 20
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                                  --                 --                 (1)                 1
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                 134                114                217                237
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  134                114                216                238
---------------------------------------       -----              -----              -----              -----
---------------------------------------
Net increase in net assets resulting
    from operations                            $153               $136               $236               $258
---------------------------------------       -----              -----              -----              -----
                                              -----              -----              -----              -----

                                                            LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                         LINCOLN NATIONAL   MONEY              SOCIAL             SPECIAL
                                         MANAGED            MARKET             AWARENESS          OPPORTUNITIES
                                         FUND               FUND               FUND               FUND
---------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income           $ 54               $618               $ 32               $ 34
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                               --                 --                 --                 --
---------------------------------------
  - Mortality and Expense Guarantees             (4)               (72)                (9)                (6)
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET INVESTMENT INCOME (LOSS)                     50                546                 23                 28
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                                  (1)                --                 (1)                --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                 100                 --                902                261
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   99                 --                901                261
---------------------------------------       -----              -----              -----              -----
---------------------------------------
Net increase in net assets resulting
    from operations                            $149               $546               $924               $289
---------------------------------------       -----              -----              -----              -----
                                              -----              -----              -----              -----

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account C


We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account C ("Variable Account") (comprised of the Lincoln National Aggressive Growth, Lincoln National Bond, Lincoln National Capital Appreciation, Delaware Premium Trend, Delaware Decatur Total Return, Delaware Global Bond, Lincoln National Equity-Income, Lincoln National Global Asset Allocation, Lincoln National Growth and Income, Lincoln National International, Lincoln National Managed, Lincoln National Money Market, Lincoln National Social Awareness, and Lincoln National Special Opportunities subaccounts), as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account C at December 31, 1998, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                   [SIG]

Fort Wayne, Indiana
March 30, 1999

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in these Prospectuses, in connection with the offers contained in them. If any are given or made, the information or representations must not be relied upon as having been authorized by the Variable Account or by the FUND(S) in question. These Prospectuses do not constitute offers by the FUNDS to sell, or solicitations of any offers to buy, any of the securities offered by them in any jurisdiction to any person to whom it is unlawful for the FUNDS to make those offers.


            [LOGO]
Fort Wayne, Indiana 46801
-C- 1998 Lincoln National Life Insurance Co.
Form 1946C-SAI 4/99                                                   May 1999 Y

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1998       1997
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $23,830.9  $18,560.7
------------------------------------------------------------------------------------
Preferred stocks                                                                          236.0      257.3
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                259.3      436.0
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  322.1      412.1
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,932.9    3,012.7
------------------------------------------------------------------------------------
Real estate                                                                               473.8      584.4
------------------------------------------------------------------------------------
Policy loans                                                                            1,606.0      660.5
------------------------------------------------------------------------------------
Other investments                                                                         434.4      335.5
------------------------------------------------------------------------------------
Cash and short-term investments                                                         1,725.4    2,133.0
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             32,820.8   26,392.2
------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                  33.3       42.4
------------------------------------------------------------------------------------
Accrued investment income                                                                 432.8      343.5
------------------------------------------------------------------------------------
Reinsurance recoverable                                                                   171.6       71.1
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         53.7       44.1
------------------------------------------------------------------------------------
Federal income taxes recoverable from parent company                                       64.7        6.9
------------------------------------------------------------------------------------
Goodwill                                                                                   49.5       52.4
------------------------------------------------------------------------------------
Other admitted assets                                                                      89.3       85.6
------------------------------------------------------------------------------------
Separate account assets                                                                36,907.0   31,330.9
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $70,622.7  $58,369.1
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $12,310.6  $ 5,872.9
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,647.5   16,360.1
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               897.6      878.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     795.8      720.4
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   484.5      450.0
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              159.7      135.4
------------------------------------------------------------------------------------
Other liabilities                                                                         504.5      294.7
------------------------------------------------------------------------------------
Short-term loan payable to parent company                                                 140.0      120.0
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (789.0)    (761.9)
------------------------------------------------------------------------------------
Separate account liabilities                                                           36,907.0   31,330.9
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      68,058.2   55,400.7
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Surplus notes due to Lincoln National Corporation                                       1,250.0         --
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,930.1    1,821.8
------------------------------------------------------------------------------------
Unassigned surplus (deficit)                                                             (640.6)   1,121.6
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,564.5    2,968.4
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $70,622.7  $58,369.1
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                                              YEAR ENDED DECEMBER 31
                                                                              1998       1997       1996
                                                                              ---------  ---------  ---------
                                                                              (IN MILLIONS)
                                                                              -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                         $12,737.6  $ 5,589.0  $ 7,268.5
----------------------------------------------------------------------------
Net investment income                                                           2,107.2    1,847.1    1,756.3
----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                       26.4       41.5       27.2
----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                           179.9       99.7       90.9
----------------------------------------------------------------------------
Expense charges on deposit funds                                                  134.6      119.3      100.7
----------------------------------------------------------------------------
Separate account investment management and administration service fees            396.3      325.5      244.6
----------------------------------------------------------------------------
Other income                                                                       31.3       21.3       16.8
----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                 15,613.3    8,043.4    9,505.0
----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                               13,964.1    4,522.1    5,989.9
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                         2,919.4    3,053.9    3,123.1
----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                    16,883.5    7,576.0    9,113.0
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before dividends to policyholders, income taxes
and net realized gain on investments                                           (1,270.2)     467.4      392.0
----------------------------------------------------------------------------
Dividends to policyholders                                                         67.9       27.5       27.3
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before federal income taxes and net realized
gain on investments                                                            (1,338.1)     439.9      364.7
----------------------------------------------------------------------------
Federal income taxes (credit)                                                    (141.0)      78.3       83.6
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before net realized gain on investments            (1,197.1)     361.6      281.1
----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                  46.8       31.3       53.3
----------------------------------------------------------------------------  ---------  ---------  ---------
Net income (loss)                                                             $(1,150.3) $   392.9  $   334.4
----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1998       1997       1996
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------
Correction of prior year's asset valuation reserve                                    --      (37.6)        --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets                                            --      (57.0)        --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 2,968.4    1,868.0    1,732.9
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                               (1,150.3)     392.9      334.4
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                (304.8)     (36.2)      38.6
-----------------------------------------------------------------------------
Nonadmitted assets                                                                 (17.1)      (0.4)      (3.0)
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                               (35.2)      (3.9)       0.6
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.4)      (0.9)      (0.4)
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (34.5)     (36.9)    (105.5)
-----------------------------------------------------------------------------
Proceeds from surplus notes from shareholder                                     1,250.0         --         --
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    108.4      938.4      100.0
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                                --       (2.6)        --
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (220.0)    (150.0)    (135.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,564.5  $ 2,968.4  $ 1,962.6
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1998        1997        1996
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $ 13,495.2  $  6,364.3  $  8,059.4
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (632.4)     (649.2)     (767.5)
-----------------------------------------------------------------------
Investment income received                                                  2,003.9     1,798.8     1,700.6
-----------------------------------------------------------------------
Separate account investment management and administration service fees        396.3       325.5       244.6
-----------------------------------------------------------------------
Benefits paid                                                              (7,395.8)   (5,345.2)   (4,050.4)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,909.7)   (3,193.0)   (3,216.8)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                          84.2       (87.0)      (72.3)
-----------------------------------------------------------------------
Dividends to policyholders                                                    (12.9)      (28.4)      (27.7)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  207.0        (8.7)      117.0
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                         5,235.8      (822.9)    1,986.9
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 10,926.5    12,142.6    12,542.0
-----------------------------------------------------------------------
Purchase of investments                                                   (16,950.0)  (10,345.0)  (14,175.4)
-----------------------------------------------------------------------
Other sources (uses) including reinsured policy loans                        (778.3)      529.1      (377.2)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                        (6,801.8)    2,326.7    (2,010.6)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                               108.4          --       100.0
-----------------------------------------------------------------------
Proceeds from surplus notes from shareholder                                1,250.0          --          --
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     140.0       120.0       100.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (120.0)     (100.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (220.0)     (150.0)     (135.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                         1,158.4      (130.0)        2.0
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                   (407.6)    1,373.8       (21.7)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                        2,133.0       759.2       780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  1,725.4  $  2,133.0  $    759.2
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1998, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity and assumption reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                             CAPITAL AND SURPLUS   NET INCOME (LOSS)
                                             -----------------------------------------------------

                                             DECEMBER 31           YEAR ENDED DECEMBER 31
                                             1998       1997       1998       1997       1996
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
Amounts reported on a statutory-basis        $ 2,564.5  $ 2,968.4  $(1,150.3) $   392.9  $   334.4
-------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs,
    present value of future profits and
    goodwill                                   3,085.2      958.3       48.5      (98.9)      66.7
   ----------------------------------------
  Policy and contract reserves                (2,299.9)  (1,672.9)   1,743.4      (48.6)     (57.1)
   ----------------------------------------
  Interest maintenance reserve                   159.7      135.4       24.4       58.7      (39.7)
   ----------------------------------------
  Deferred income taxes                          181.6      (13.0)    (218.6)      70.3        1.8
   ----------------------------------------
  Policyholders' share of earnings and
    surplus on participating business           (132.8)     (79.8)       3.2        5.3        (.3)
   ----------------------------------------
  Asset valuation reserve                        484.5      450.0         --         --         --
   ----------------------------------------
  Net realized gain (loss) on investments       (174.1)     (91.5)    (116.7)     (20.4)      78.7
   ----------------------------------------
  Unrealized gain on investments               1,335.1    1,245.5         --         --         --
   ----------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                  119.1       61.0         --         --         --
   ----------------------------------------
  Investments in subsidiary companies            490.4      188.8       41.3      (80.5)      29.9
   ----------------------------------------
  Surplus notes and related interest          (1,251.5)        --       (1.5)        --         --
   ----------------------------------------
  Other, net                                    (120.1)    (162.5)     103.6      (35.0)     (82.6)
   ----------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                        1,877.2    1,019.3    1,627.6     (149.1)      (2.6)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                      $ 4,441.7  $ 3,987.7  $   477.3  $   243.8  $   331.8
-------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                             ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the repurchase price. It is the Company's policy to take possession of securities with a market value at least equal to the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

    RECLASSIFICATION
    Certain amounts in the 1997 financial statements have been reclassified to conform with the 1998 presentation. These reclassifications had no effect on unassigned surplus or net income previously reported.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Insurance Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying Statement of Operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1998       1997       1996
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,714.3  $ 1,524.4  $ 1,442.2
   ----------------------------------------------------------------
  Preferred stocks                                                        19.7       23.5        9.6
   ----------------------------------------------------------------
  Unaffiliated common stocks                                              10.6        8.3        6.5
   ----------------------------------------------------------------
  Affiliated common stocks                                                 5.2       15.0        9.5
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          323.6      257.2      269.3
   ----------------------------------------------------------------
  Real estate                                                             81.4       92.2      114.4
   ----------------------------------------------------------------
  Policy loans                                                            86.5       37.5       35.0
   ----------------------------------------------------------------
  Other investments                                                       26.5       28.2       22.4
   ----------------------------------------------------------------
  Cash and short-term investments                                        104.7       70.3       48.9
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,372.5    2,056.6    1,957.8
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            19.3       21.0       25.0
   ----------------------------------------------------------------
  Other                                                                  246.0      188.5      176.5
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                265.3      209.5      201.5
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 2,107.2  $ 1,847.1  $ 1,756.3
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 amounted to $2,600,000, consisting principally of interest on bonds in default and mortgage loans. No accrued investment income was nonadmitted at December 31, 1998.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1998:
  Corporate                                          $17,658.4   $ 1,159.8    $   148.2   $18,670.0
   ------------------------------------------------
  U.S. government                                        900.7        88.8          3.4       986.1
   ------------------------------------------------
  Foreign government                                     947.8        59.9         61.2       946.5
   ------------------------------------------------
  Mortgage-backed                                      4,312.1       171.6         33.4     4,450.3
   ------------------------------------------------
  State and municipal                                     11.9          .7           --        12.6
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $23,830.9   $ 1,480.8    $   246.2   $25,065.5
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1998 and 1997 reflects adjustments of $11,800,000 and $5,500,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as low or lower quality.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1998, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1999                                                                      $   705.6  $   712.6
   --------------------------------------------------------------------------
  In 2000-2003                                                                   4,041.9    4,142.8
   --------------------------------------------------------------------------
  In 2004-2008                                                                   6,652.0    6,860.1
   --------------------------------------------------------------------------
  After 2008                                                                     8,119.3    8,899.7
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     4,312.1    4,450.3
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $23,830.9  $25,065.5
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1998, 1997 and 1996 were $9,395,000,000, $9,715,000,000 and
    $10,996,900,000, respectively. Gross gains during 1998, 1997 and 1996 of $186,300,000, $218,100,000 and $169,700,000,
    respectively, and gross losses of $138,000,000, $78,000,000 and $177,000,000, respectively, were realized on those sales.

    At December 31, 1998 and 1997, investments in bonds, with an admitted asset value of $97,800,000 and $76,200,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks and preferred stocks are reported directly in unassigned surplus and do not affect operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1998:
  Preferred stocks                         $236.0       $ 8.9        $ 2.4      $242.5
----------------------------------------
  Unaffiliated common stocks                223.3        62.0         26.0       259.3
----------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1998 and 1997 reflects adjustments of $5,800,000 and $4,000,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1998, the minimum and maximum lending rates for mortgage loans were 6.41% and 8.08%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1998, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The components of the Company's real estate are summarized as follows:

                                                                                     DECEMBER 31
                                                                                     1998       1997
                                                                                     --------------------
                                                                                     (IN MILLIONS)
                                                                                     --------------------
Occupied by the Company:
  Land                                                                               $     2.5  $     2.5
   --------------------------------------------------------------------------------
  Buildings                                                                                9.0        8.4
   --------------------------------------------------------------------------------
  Less accumulated depreciation                                                           (1.7)      (1.2)
   --------------------------------------------------------------------------------  ---------  ---------
Net real estate occupied by the Company                                                    9.8        9.7
-----------------------------------------------------------------------------------
Other:
  Land                                                                                    93.2      124.1
   --------------------------------------------------------------------------------
  Buildings                                                                              413.0      491.6
   --------------------------------------------------------------------------------
  Other                                                                                    7.9        8.1
   --------------------------------------------------------------------------------
  Less accumulated depreciation                                                          (50.1)     (49.1)
   --------------------------------------------------------------------------------  ---------  ---------
Net other real estate                                                                    464.0      574.7
-----------------------------------------------------------------------------------  ---------  ---------
Net real estate                                                                      $   473.8  $   584.4
-----------------------------------------------------------------------------------  ---------  ---------
                                                                                     ---------  ---------

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1998       1997       1996
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   179.7  $   209.3  $    69.3
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $27.3,
$54.0 and $(6.7) in 1998, 1997 and 1996, respectively)                         50.8      100.2      (12.4)
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              128.9      109.1       81.7
Less federal income taxes on realized gains                                    82.1       77.8       28.4
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    46.8  $    31.3  $    53.3
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly owned insurance subsidiaries is summarized as follows (in millions):

                                                           DECEMBER 31, 1998
                                                           --------------------------------------------
                                                           FIRST
                                                           PENN       LNH&C        LNRAC      LLANY
                                                           --------------------------------------------
Cash and invested assets                                   $ 1,221.1   $   333.9   $   403.6  $ 1,938.0
---------------------------------------------------------
Other assets                                                    40.3        31.3       490.0      270.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                      $ 1,261.4   $   365.2   $   893.6  $ 2,208.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
                                                           ---------  -----------  ---------  ---------

Insurance reserves                                         $ 1,149.8   $   266.3   $   281.8  $ 1,814.5
---------------------------------------------------------
Other liabilities                                               42.0        24.0       553.7       45.1
---------------------------------------------------------
Liabilities related to separate accounts                          --          --          --      236.9
---------------------------------------------------------
Capital and surplus                                             69.6        74.9        58.1      111.7
---------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                  $ 1,261.4   $   365.2   $   893.6  $ 2,208.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
                                                           ---------  -----------  ---------  ---------

                                                             DECEMBER 31, 1998
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Revenues                                                     $   310.4   $   165.0   $   150.3  $ 1,402.6
-----------------------------------------------------------
Expenses                                                         310.6       164.4       139.5    1,656.1
-----------------------------------------------------------
Net realized gains (losses)                                       (0.3)        0.9        (0.1)      (0.7)
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Net income (loss)                                            $    (0.5)  $     1.5   $    10.7  $  (254.2)
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                             DECEMBER 31, 1997
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8    $   399.0    $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3        481.6        130.8
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,191.3   $   362.1    $   880.6    $   972.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,072.2   $   266.7    $   279.3    $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7        546.4          5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --           --        164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7         54.9        212.9
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1    $   880.6    $   972.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                               DECEMBER 31, 1997
                                                               ----------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C      LNRAC        LLANY
                                                               ----------------------------------------------
Revenues                                                       $   267.6  $   135.4   $   125.3    $   230.0
-------------------------------------------------------------
Expenses                                                           262.6      244.2       114.6        224.4
-------------------------------------------------------------
Net realized gains (losses)                                           .1         .6         (.1)         (.1)
-------------------------------------------------------------  ---------  ---------  -----------  -----------
Net income (loss)                                              $     5.1  $  (108.2)  $    10.6    $     5.5
-------------------------------------------------------------  ---------  ---------  -----------  -----------
                                                               ---------  ---------  -----------  -----------

    The Company also owns three non-insurance subsidiaries, all of which were formed or acquired in 1998. AnnuityNet, Inc. was formed for the distribution of variable annuities over the internet and is valued on the equity method with an admitted asset value of $1,500,000 at December 31, 1998. Lincoln National Insurance Associates was purchased for $600,000 and is valued on the equity method with an admitted asset value of $600,000 at December 31, 1998. Sagemark Consulting, Inc. ("Sagemark") was purchased in 1998 and is a broker dealer acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $5,700,000 at December 31, 1998.

    The carrying value of all affiliated common stocks, was $322,100,000 and $412,100,000 at December 31, 1998 and 1997,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1998 and 1997 was $631,100,000 and
    $466,200,000, respectively.

    During 1998, 1997 and 1996 the Company's insurance subsidiaries paid dividends of $5,200,000, $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying statements of operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1997 and 1996, federal income taxes incurred totaled
    $78,300,000 and $83,600,000, respectively. In 1998, a
    federal income tax net operating loss of $103,800,000 and tax credits of $19,300,000 were incurred and carried back to recover taxes paid in prior years.

    The Company paid $2,300,000, $164,500,000 and $100,400,000 to LNC in 1998, 1997 and 1996, respectively, for federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other admitted assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future policy benefits and claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1998       1997
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 4,081.8  $ 1,431.0
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               79.9       35.9
-------------------------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                        1998       1997       1996
                                                                        -------------------------------
                                                                        (IN MILLIONS)
                                                                        -------------------------------
Insurance assumed                                                       $ 9,018.9  $   727.2  $   241.3
----------------------------------------------------------------------
Insurance ceded                                                             877.1      302.9      193.3
----------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                         $ 8,141.8  $   424.3  $    48.0
----------------------------------------------------------------------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,098,800,000, $1,240,500,000 and $787,900,000 for 1998,
    1997 and 1996, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                               DECEMBER 31
                                                                               1998       1997
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Premium deposit funds                                                          $16,285.2  $16,201.8
-----------------------------------------------------------------------------
Undistributed earnings on participating business                                   348.4      142.0
-----------------------------------------------------------------------------
Other                                                                               13.9       16.3
-----------------------------------------------------------------------------  ---------  ---------
                                                                               $16,647.5  $16,360.1
                                                                               ---------  ---------
                                                                               ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                         DECEMBER 31, 1998
                                                                         -----------------------------------
                                                                                                 NET OF
                                                                         GROSS      LOADING      LOADING
                                                                         -----------------------------------
                                                                         (IN MILLIONS)
                                                                         -----------------------------------
Ordinary new business                                                    $     9.5   $     3.4    $     6.1
-----------------------------------------------------------------------
Ordinary renewal                                                             (13.7)       11.3        (25.0)
-----------------------------------------------------------------------
Group life                                                                    14.2          .2         14.0
-----------------------------------------------------------------------  ---------       -----   -----------
                                                                         $    10.0   $    14.9    $    (4.9)
                                                                         ---------       -----   -----------
                                                                         ---------       -----   -----------

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $11,900,000 and $13,400,000 in 1998 and 1997, respectively. During 1996, LNC Administrative Services Corporation, an affiliate, entered into a similar agreement with the Company with direct premiums written amounting to $7,000,000 and $7,200,000 in 1998 and 1997, respectively.
    Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES
    At December 31, 1998, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,659.5           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              2,959.2           5
   -----------------------------------------------------------------------------
  At market value                                                                  35,472.0          63
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   41,090.7          73
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 12,747.3          22
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,625.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          56,463.1         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,683.8
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $54,779.3
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

    A reconciliation of the total net annuity reserves and deposit fund liabilities to the amounts reported in the Company's 1998 Annual Statement and the Company's Separate
    Accounts Annual Statement is as follows:

                                                                    DECEMBER 31,
                                                                    1998
                                                                    -------------
                                                                    (IN MILLIONS)
                                                                    -------------
Per 1998 Annual Statement:
  Exhibit 8, Section B -- Total (net)                                 $ 2,554.6
----------------------------------------------------------------
  Exhibit 8, Section C -- Total (net)                                      26.0
----------------------------------------------------------------
  Exhibit 10, Column 1, Line 19                                        16,579.6
----------------------------------------------------------------    -------------
                                                                       19,160.2
----------------------------------------------------------------    -------------
Per Separate Accounts Annual Statement
  Exhibit 6, Column 2, Line 0299999                                       146.4
----------------------------------------------------------------
  Page 3, Line 3                                                       35,472.7
----------------------------------------------------------------    -------------
                                                                       35,619.1
----------------------------------------------------------------    -------------
Total net annuity reserves and deposit fund liabilities               $54,779.3
----------------------------------------------------------------    -------------
                                                                    -------------

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS (CONTINUED)
    repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1998), and subject to approval by the Indiana Insurance Commissioner. No interest payments were approved by the Indiana Insurance Commissioner as of December 31, 1998 and, thus, no amounts were accrued at that date.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1998), and subject to approval by the Indiana Insurance Commissioner. No interest payments were approved by the Indiana Insurance Commissioner as of December 31, 1998 and, thus, no amounts were accrued at that date.

    A summary of the terms of these surplus notes follows:

                                                                    CURRENT YEAR
                                     PRINCIPAL        PRINCIPAL       INTEREST
  DATE ISSUED                      AMOUNT OF NOTE    OUTSTANDING        PAID
  -------------------------------  --------------   -------------   ------------
  January 5, 1998                   $500,000,000    $ 500,000,000   $ 32,300,000
  -------------------------------
  December 18, 1998                  750,000,000      750,000,000             --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1998, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1998 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. It is expected that statutory-basis unassigned surplus will return to a positive position within two to three years from the closing of the Aetna transaction assuming a level of statutory-basis earnings coinciding with recent earnings patterns. If statutory-basis earnings are less then recent patterns due to adverse operating conditions or further indemnity reinsurance transactions of this nature or other factors, or if dividends are approved and paid at amounts higher than recent history, the statutory-basis unassigned surplus may not return to a positive position as soon as expected. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1998, 885,252 and 504,369 shares of LNC common stock were subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 430,053 and 87,160, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $96.41. During 1998, 1997 and 1996, 136,469, 170,789 and 72,405 options were exercised, respectively, and 18,288, 1,846 and 10,950 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1998 and 1997 is a net liability of $670,100,000 and $516,900,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1998, 1997 and 1996 was $34,000,000, $29,300,000 and $26,400,000, respectively. Future minimum rental commitments are as follows (in millions):

1999                                    $    18.9
--------------------------------------
2000                                         18.4
--------------------------------------
2001                                         18.7
--------------------------------------
2002                                         18.7
--------------------------------------
2003                                         18.6
--------------------------------------
Thereafter                                  116.6
--------------------------------------  ---------
                                        $   209.9
                                        ---------
                                        ---------

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 1998 were $54,800,000. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1998, the reserves associated with these reinsurance arrangements totaled $1,608,500,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying statutory-basis financial statements reflect premiums, benefits and policy acquisition expenses net of reinsurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American Statements Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LLANY reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory basis, equal to the liabilities.

    Pursuant to the terms of the reinsurance agreement, the Company, LLANY and CIGNA are in the final stages of agreeing to the statutory-basis values of these assets and liabilities. Any changes to these values that may occur in future periods will not be material to the Company's financial position.

    Subsequent to this transaction, the Company and LLANY announced that they had reached an agreement to sell the administration rights to a variable

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of August 1, 1998.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    On October 1, 1998, the Company and LLANY entered into an indemnity reinsurance transaction whereby the Company and LLANY reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LLANY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1998, the Company has provided $44,900,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company has retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $43,400,000 and $8,200,000 at December 31, 1998 and 1997, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1998, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1998, 25% of such mortgages ($980,500,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $58,200,000.

    At December 31, 1998, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse affect on the financial position of the Company.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    Four lawsuits involving alleged fraud in the sale of interest sensitive universal life and whole life insurance have been filed as class actions against the Company, although the court has not certified a class in any of these cases. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While the relief sought in these cases is substantial, it is premature to make assessments about the potential loss, if any, because the status of the cases ranges from the early states of litigation to the dismissal and appeals stage. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1998 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1998 and 1997 were $30,900,000 and $41,600,000, respectively. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1998 and 1997.

    The Company's wholly owned subsidiary, LNH&C, accepts personal accident reinsurance programs from other insurance companies. Most of these programs are presented to LNH&C by independent brokers who represent the ceding companies. Certain excess of loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. At December 31, 1998 and 1997, liabilities of $177,400,000 and $186,300,000, respectively, have been established for such programs. These reserves are based on various estimates that are subject to considerable uncertainty. Accordingly, this reserve may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    The Company and LNH&C continue to investigate the personal accident reinsurance programs to determine if there are additional programs including certain workers compensation programs, which may produce losses. At this time, the Company and LNH&C do not have sufficient information to determine whether or not it is probable that additional losses have been incurred nor can the Company and LNH&C accurately estimate the ultimate cost or timing of the outcome on these programs.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1998      1997      1998       1998   1997       1997
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,108.8  $4,900.0   $ 9.3     $  .9   $13.9     $   .9
       ---------------------------------
  Swaptions                                1,899.5   1,752.0    16.2       2.5     6.9        6.9
       ---------------------------------
  Interest rate swaps                        258.3      10.0      --       9.9      --       (1.8)
       ---------------------------------
  Put options                                 21.3        --      --       2.2      --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,287.9   6,662.0    25.5      15.5    20.8        6.0
Foreign currency derivatives:
  Forward contracts                            1.5     163.1      --        --     5.4        5.4
       ---------------------------------
  Foreign currency swaps                      47.2      15.0      --        .3      --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                              48.7     178.1      --        .3     5.4        3.3
Commodity derivatives:
  Commodity swaps                              8.1        --      --       2.4      --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                          $6,344.7  $6,840.1   $25.5     $18.2   $26.2     $  9.3
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                      ------------------------------------------------------------------
                                      INTEREST RATE CAPS    SPREAD LOCKS            SWAPTIONS
                                      1998       1997       1998         1997       1998       1997
                                      ------------------------------------------------------------------
                                      (IN MILLIONS)
                                      ------------------------------------------------------------------
Balance at beginning of year          $ 4,900.0  $ 5,500.0   $      --   $      --  $ 1,752.0  $   672.0
------------------------------------
New contracts                             708.8         --          --        50.0      218.3    1,080.0
------------------------------------
Terminations and maturities            (1,500.0)    (600.0)         --       (50.0)     (70.8)        --
------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
Balance at end of year                $ 4,108.8  $ 4,900.0   $      --   $      --  $ 1,899.5  $ 1,752.0
------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
                                      ---------  ---------         ---   ---------  ---------  ---------

                                                                   FINANCIAL FUTURES
                                                                           CONTRACTS   INTEREST RATE SWAPS
                                                               --------------------------------------------
                                                               1998         1997       1998       1997
                                                               --------------------------------------------
Balance at beginning of year                                    $      --   $   147.7  $    10.0  $      --
-------------------------------------------------------------
New contracts                                                          --        88.3    2,226.6       10.0
-------------------------------------------------------------
Terminations and maturities                                            --      (236.0)  (1,978.3)        --
-------------------------------------------------------------         ---   ---------  ---------  ---------
Balance at end of year                                          $      --   $      --  $   258.3  $    10.0
-------------------------------------------------------------         ---   ---------  ---------  ---------
                                                                      ---   ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                                                      PUT OPTIONS                     COMMODITY SWAPS
                                                                      ------------------------------------------------
                                                                      1998       1997         1998         1997
                                                                      ------------------------------------------------
Balance at beginning of year                                          $      --   $      --    $      --    $      --
--------------------------------------------------------------------
New contracts                                                              21.3          --          8.1           --
--------------------------------------------------------------------
Terminations and maturities                                                  --          --           --           --
--------------------------------------------------------------------  ---------         ---          ---          ---
Balance at end of year                                                $    21.3   $      --    $     8.1    $      --
--------------------------------------------------------------------  ---------         ---          ---          ---
                                                                      ---------         ---          ---          ---


                                             FOREIGN CURRENCY DERIVATIVES (FOREIGN INVESTMENTS)
                                             ------------------------------------------------------------------

                                             FOREIGN EXCHANGE      FOREIGN CURRENCY        FOREIGN CURRENCY
                                             FORWARD CONTRACTS     OPTIONS                 SWAPS
                                             1998       1997       1998         1997       1998       1997
                                             ------------------------------------------------------------------
                                             (IN MILLIONS)
                                             ------------------------------------------------------------------
Balance at beginning of year                 $   163.1  $   251.5   $      --   $    43.9  $    15.0  $    15.0
-------------------------------------------
New contracts                                    419.8      833.1          --          --       39.2         --
-------------------------------------------
Terminations and maturities                     (581.4)    (921.6)         --       (43.9)      (7.0)        --
-------------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
Balance at end of year                       $     1.5  $   163.0   $      --   $      --  $    47.2  $    15.0
-------------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
                                             ---------  ---------         ---   ---------  ---------  ---------

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 1999 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($9,300,000 as of December 31, 1998) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 1999 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other assets ($16,200,000 as of December 31, 1998) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURE CONTRACTS
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired or assumed blocks of business. Once the assets are purchased, the gains resulting from the termination of the swap agreements are applied to the basis of the assets purchased. The gains are recognized in earnings over the life of the assets.

    PUT OPTION
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate a fixed income, fixed maturity investment. The put options give the Company the right, but not the obligation, to sell to the counterparty of the agreement the specified securities on a specified date at a fixed price.

    FOREIGN CURRENCY DERIVATIVES (FOREIGN INVESTMENTS)
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    COMMODITY SWAP
    The Company uses a commodity swap to hedge its exposure to fluctuations in the price of gold, which is the underlying variable in determining the periodic interest payments associated with a fixed income security. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owns a fixed income security that meets its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments are the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts/payments from commodity swaps are recorded in net investment income.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $10,000,000, $7,000,000 and $6,900,000 in 1998, 1997 and 1996, respectively.
    Deferred losses of $48,200,000 as of December 31, 1998, were the result of:
    1) terminated and expired spread-lock agreements and; 2) terminated interest rate swaps. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, financial futures, interest rate swaps, put options and foreign currency derivatives. However, the Company does not anticipate nonperformance

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1998, the exposure was $21,100,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.

    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.

    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial future contracts and; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

    SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1998                    1997
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 23,830.9  $ 25,065.5  $ 18,560.7  $ 19,798.6
-----------------------------------------------
Preferred stocks                                      236.0       242.5       257.3       268.7
-----------------------------------------------
Unaffiliated common stocks                            259.3       259.3       436.0       436.0
-----------------------------------------------
Mortgage loans on real estate                       3,932.9     4,100.1     3,012.7     3,179.2
-----------------------------------------------
Policy loans                                        1,606.0     1,685.9       660.5       648.3
-----------------------------------------------
Other investments                                     434.4       434.4       335.5       335.5
-----------------------------------------------
Cash and short-term investments                     1,725.4     1,725.4     2,133.0     2,133.0
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,845.8)  (17,486.4)  (17,324.2)  (16,887.6)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                        (714.4)     (738.2)   (1,267.0)   (1,294.6)
   --------------------------------------------
Short-term debt                                      (140.0)     (140.0)     (120.0)     (120.0)
-----------------------------------------------
Surplus notes due to LNC                           (1,250.0)   (1,335.1)         --          --
-----------------------------------------------
Derivatives                                            25.5        18.2        26.2         9.3
-----------------------------------------------
Investment commitments                                   --        (0.6)         --        (0.5)
-----------------------------------------------
Separate account assets                            36,907.0    36,907.0    31,330.9    31,330.9
-----------------------------------------------
Separate account liabilities                      (36,907.0)  (36,907.0)  (31,330.9)  (31,330.9)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation affiliates. The bulk of the transaction was completed in the form of an assumption reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission resulted in admissible goodwill of $62,300,000, which is being amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $76,700,000 in 1998 and override commissions and operating expense allowances of $61,600,000 and $56,300,000 in 1997 and 1996, respectively. LLAD incurred expenses of $102,400,000, $5,500,000 and $15,700,000 in 1998, 1997 and 1996, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1998 and 1997 include the Company's participation in a short-term investment pool with LNC of $383,600,000 and $325,600,000, respectively. Related investment income amounted to $16,800,000, $15,500,000 and $15,300,000 in 1998, 1997 and 1996,
    respectively. Short-term loan payable to parent company at December 31, 1998 and 1997 represent notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $92,100,000, $48,500,000 and $34,100,000 in 1998, 1997 and 1996, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1998       1997       1996
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    13.7  $    11.9  $    17.9
----------------------
Insurance ceded             290.1      100.3      302.8
----------------------

    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1998       1997
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   197.3  $   245.5
------------------------
Future policy benefits
and claims ceded            1,125.0      997.2
------------------------
Amounts recoverable on
paid and unpaid losses         84.2       30.4
------------------------
Reinsurance payable on
paid losses                     6.0        5.3
------------------------
Funds held under
reinsurance treaties --
net liability               1,375.4    1,115.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $318,300,000 and $280,900,000 at December 31, 1998 and 1997,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1998 and 1997, LNC had guaranteed $237,000,000 and $229,100,000, respectively, of these letters of credit. At December 31, 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $122,400,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially all of the separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

    Separate account premiums, deposits and other considerations amounted to $3,953,300,000, $4,821,800,000 and $4,148,700,000 in 1998, 1997

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    and 1996, respectively. Reserves for separate accounts with assets at fair value were $36,145,900,000 and $30,560,700,000 at

    December 31, 1998 and 1997, respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1998           1997
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of the
various separate accounts:
  Transfers to separate accounts                              $ 3,954.9      $ 4,824.0
------------------------------------------------------------
  Transfers from separate accounts                             (4,069.8)      (2,943.8)
------------------------------------------------------------  ---------      ---------
Net transfers to (from) separate accounts as reported in the
Summary of Operations                                         $  (114.9)     $ 1,880.2
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $1,962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The Company has been redirecting a large portion of internal Information Technology efforts and contracting with outside consultants to update systems to address Year 2000 issues. Experts have been engaged to assist in developing work plans and cost estimates and to complete remediation activities.

    For the year ended December 31, 1998, the Company identified expenditures of $26,300,000 to address this issue. This brings the expenditures for 1996 through 1998 to $34,200,000 million. The Company's financial plans for 1999 and 2000 include expected expenditures of an additional $38,300,000 bringing estimated overall Year 2000 expenditures to $72,500,000. Because updating systems and procedures is an integral part of the Company's on-going operations, approximately 50% of expenditures shown above are expected to continue after all Year 2000 issues have been resolved. Actual Year 2000 expenditures through December 31, 1998 and future Year 2000 expenditures are expected to be funded from operating cash flows. The anticipated cost of addressing Year 2000 issues is based on management's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Such costs will be closely monitored by management. Nevertheless, there can be no guarantee that actual costs will not be higher than these estimated costs. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties. The total expenditures identified represent only the Company's portion of LNC's larger expenditures to address the Year 2000 issue.

    The current scope of the overall Year 2000 program includes the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and Local Area Network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans.

    The projects to address IT and non-IT readiness have four major phases. Phase one involves raising awareness and creating an inventory of all IT and non-IT assets. The second phase consists of assessing all items inventoried to initially determine whether they are affected by the Year 2000 issue and preparing general plans and strategies. The third phase entails the detailed planning and remediation of affected systems and equipment. The last phase consists of testing to verify Year 2000 readiness.

    The Company has completed those four phases for over two-thirds of its high priority IT systems, including those provided by software vendors. While the Company's year 2000 program for nearly all high priority IT systems is expected to be completed in the first quarter 1999, phase four, for a small but important subset of these systems, will continue through the end of the second quarter 1999. As of December 31, 1998, the status of projects addressing readiness of IT assets is: 100% of IT assets have been inventoried (Phase 1) and assessed (Phase 2); 94% of IT projects have been through the remediation phase (Phase 3) with the last project scheduled for completion by the end of March 1999; and 69% of IT projects have completed the testing phase (Phase 4) with the last project scheduled to finish testing by the end of June 1999. A portion of the effort that extends into 1999 is dependent on outside third parties and is behind the original schedule. The Company is working with these parties to modify the completion schedule.

    As of December 31, 1998, the status of projects that address readiness of high priority non-IT assets is: 100% of non-IT assets have been inventoried (Phase 1) and assessed (Phase 2); 79% of non-IT projects addressing remediation (Phase 3) have been completed and 21% of non-IT projects have completed the testing phase (Phase 4). The Company expects to have all phases related to high priority non-IT completed by the end of October 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. CENTURY COMPLIANCE (UNAUDITED) (CONTINUED)
    Concurrent with the IT and non-IT projects, the readiness of key business partners is being reviewed and Year 2000 contingency plans are being developed. The most significant categories of key business partners are financial institutions, software vendors and utility providers (gas, electric and telecommunications). Surveys have been mailed to these key business partners. Based on responses received, current levels of readiness are being assessed, follow-up contacts are underway, alternative strategies are being developed and testing is being scheduled where feasible. This effort is expected to continue well into 1999. As noted above, software vendor assessments are considered part of the IT projects and, therefore, would follow the schedule shown above for such projects.

    While the Company is working to meet the schedules outlined above, some uncertainty remains. Specific factors that give rise to this uncertainty include a possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third parties whose systems and operations impact the Company and other similar uncertainties.

    A worst case scenario might include the Company's inability to achieve Year 2000 readiness with respect to one or more of the Company's significant policyholder systems resulting in a material disruption to the Company's operations. Specifically, the Company could experience an interruption in its ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records and/or perform adequate customer service. Should the worst case scenario occur, it could, depending on its duration, have a material impact on the Company's results of operations and financial position. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period would have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 contingency planning. The Company is in the process of modifying its contingency plans to address potential Year 2000 issues. Where these efforts identify high risks due either to unacceptable work around procedures or significant readiness risks, appropriate risk management techniques are being developed. These techniques, such as resource shifting or use of alternate providers, will be employed to provide stronger assurances of readiness. The Company has gone through exercises to identify worst case scenario failures. At this time, the Company believes its plans are sufficient to mitigate identified worst case scenarios.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

                                         /s/ Ernst & Young LLP

February 1, 1999

                           PART C--OTHER INFORMATION

Item 24.
--------


(a)  LIST OF FINANCIAL STATEMENTS

     (1) Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     (2)  Part B
          The following financial statements of Lincoln National Variable Annuity Account C are included in the
          SAI:


          Statement of Assets and Liability -- December 31, 1998 Statement of Operations -- Year ended December 31, 1998 Statements of Changes in Net Assets -- Years ended
                 December 31, 1998 and 1997
          Notes to Financial Statements --
          Report of Ernst & Young LLP, Independent Auditors

     (3)  Part B

          The following statutory-basis financial statements of Lincoln National Life Insurance Company are included in the SAI:


          Balance Sheets -- Statutory Basis -- December 31, 1998 and 1997 Statements of Operations -- Statutory Basis -- Years ended
                 December 31, 1998, 1997 and 1996
          Statements of Changes in Capital and Surplus -- Statutory Basis --
                 Years ended December 31, 1998, 1997 and 1996
          Statements of Cash Flows -- Statutory Basis -- Years ended
                 December 31, 1998, 1997, and 1996
          Notes to Statutory-basis Financial Statements --
                    Report of Ernst & Young LLP, Independent Auditors

24 (b)   LIST OF EXHIBITS

         (1)   Resolution establishing separate accounts*

         (2)   N/A

         (3)   N/A

         (4)   Variable Annuity Contract*
               (a)  Multi Fund - Single premium contract*
               (b)  Multi Fund 1 - Periodic*
               (c)  Multi Fund 2 - Flexible*
               (d)  Multi Fund 3 - Flexible*
               (e) Multi Fund 4 - Flexible (Incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement.)
               (f)  Contract Rider - Multi Fund 2 & Multi Fund 3
                    (Incorporated by reference to Post-Effective
                    Amendment No. 13 to this Registration Statement.)
               (g)  Contract Rider - Multi Fund 4 (Incorporated by reference filed with Post-Effective Amendment No. 13 to this
                    Registration Statement.)


         (5) (a) Deferred Annuity Application (incorporated by reference to Post-Effective Amendment No. 14 to this Registration Registration Statement.)
               (b) 403(b) Annuity Application (incorporated by reference to
                   Post-Effective Amendment No. 14 to this Registration Statement.)


         (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are (incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Company on Form N-4 (33-27783) filed on December 5, 1996).

               (b) By-Laws of The Lincoln National Life Insurance Company are
                   incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Company on Form N-4 (33-27783) filed on May 20, 1997.

         (7)   N/A

         (8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company (incorporated by reference to the Registration Statement of Lincoln National Life Insurance Company on Form S-6 (333-40745) filed on November 21, 1997.

               (b) Participation Agreement among Delaware Group Premium
                   Fund, Inc and Lincoln National Life and Delaware Distributors, LP*


               (c) Selling Group Agreement for Lincoln Financial Advisors.

               (d) Participation Agreement among Lincoln National Aggressive
                   Growth Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 8 to the Registration Statement of Lincoln National Aggressive Growth Fund form N-1A, 33-70742 on April 16, 1999.)

               (e) Participation Agreement among Lincoln National Capital
                   Appreciation Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 21 to the Registration Statement of Lincoln National Capital Appreciation Fund form N-1A, 33-70272 on April 16, 1999.)

               (f) Participation Agreement among Lincoln National Global
                   Asset Allocation Fund, Inc. (formerly Putnam Master
                   Fund, Inc.) and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement of Lincoln National Global Asset Allocation Fund form N-1A, 33-13530 on April 16, 1999.)

               (g) Participation Agreement among Lincoln National International
                   Fund, Inc. (formerly Real Estate Fund, Inc.) and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement of Lincoln National International Fund form N-1A, 33-38335 on April 16, 1999.)

               (h) Participation Agreement among Lincoln National Money Market
                   Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment
                   No. 15 to the Registration Statement of Lincoln National Money Market Fund form N-1A, 2-80743 on April 16, 1999.)

               (i) Participation Agreement among Lincoln National Special
                   Opportunities Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement of Lincoln National Special Opportunities Fund form N-1A, 2-80731 on April 16, 1999.)

               (j) Participation Agreement among Lincoln National Bond Fund,
                   Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 11 to the Registration Statement of Lincoln National Bond Fund form N-1A, 2-80746 on April 16, 1999.)

               (k) Participation Agreement among Lincoln National Equity-
                   Income Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 19 to the Registration Statement of Lincoln National Equity-Income Fund form N-1A, 33-71158 on
                   April 16, 1999.)

               (l) Participation Agreement among Lincoln National Growth and
                   Income Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement of Lincoln National Growth and Income Fund form N-1A, 2-80741 on April 16, 1999.)

               (m) Participation Agreement among Lincoln National Managed
                   Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 13 to the Registration Statement of Lincoln National Managed Fund form N-1A, 2-82276 on April 16, 1999.)

               (n) Participation Agreement among Lincoln National Social
                   Awareness Fund, Inc. (formerly Government Securities Fund, Inc.) and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement of Lincoln National Special Awareness Fund form N-1A, 33-19896 on April 16, 1999.)

               (o) Amendment to fund participation agreement between Delaware
                   Group Premium Fund, Inc. and Lincoln National Life and Delaware Distributors LP, dated November 1, 1998.


         (9) Opinion and Consent of Jeremy Sachs, Senior Counsel (Incorporated by reference to post-effective amendment No. 14 to this registration statement.)

        (10)   Consent of Ernst & Young LLP, Independent Auditors

        (11)   N/A

        (12)   N/A

        (13) Schedule of Computation. (Incorporated by reference filed with post-effective amendment No. 13 to this registration statement.)

        (14)   N/A

        (15)   (a)  Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
               (b)  Memorandum Concerning Books and Records

        (16)   Powers of Attorney

               (a)  Gabriel Shaheen
               (b)  Lawrence Rowland
               (c)  Keith Ryan
               (d)  H. Thomas McMeekin
               (e)  Richard Vaughan
               (f)  Jon Boscia


* Incorporated by reference to the registration statement of Lincoln National Life Insurance Company Post-Effective Amendment 15 to this Registration Statement (File No. 33-25990).

Item 25.
--------

                      DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name                          Positions and Offices
----                          ------------------------------
Gabriel L. Shaheen*           President, Chief Executive Officer and Director
Jon A. Boscia**               Director
John H. Gotta****             Senior Vice President
Stephen H. Lewis*             Senior Vice President
H. Thomas McMeekin**          Director
Cynthia A. Rose**             Secretary and Assistant Vice President
Lawrence T. Rowland***        Executive Vice President and Director
Keith J. Ryan*                Senior Vice President, Chief Financial Officer and
                              Assistant Treasurer
Eldon J. Summers**            Assistant Vice President and Treasurer
Richard C. Vaughan**          Director
Roy V. Washington*****        Vice President and Chief Compliance Officer


*      Principal business address is 1300 South Clinton Street, Fort Wayne,
       IN 46802-3506
**     Principal business address is 200 East Berry Street, Fort Wayne, IN
       46802-2706
*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, IN 48604-1538.
****   Principal business address is 350 Church Street, Hartford, CT 06103
*****  Principal business address is 915 S. Clinton, Fort Wayne, IN 46802

Item 26.
--------

                        PERSONS CONTROLLED BY OR UNDER COMMON
                       CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of February 28, 1999, there were 429,000 Contract Owners under Lincoln National Variable Annuity Account C.

Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life
         Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Accounts 50 and 51

     (b) See Item 25.

     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln National Variable Annuity Account C during the fiscal year which ended December 31, 1998:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
-----------------    ----------------  -------------  -----------  ------------

The Lincoln National
Life Insurance                                   a                            b
Company                   None         $12,887,791        None     $104,425,602


Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.
--------

Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

Item 33.
--------

     Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plan meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.


Item 34.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs
(a) through (d) of that rule have been complied with.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 22 day of April, 1999.

                                    LINCOLN NATIONAL VARIABLE ANNUITY
                                    Account C - Multi-Fund
                                    (Registrant)

                                    By:
                                        ------------------------------------
                                        Stephen H. Lewis
                                        (Signature-Officer of Depositor)
                                        Senior Vice President, LNL
                                        ------------------------------------
                                        (Title)

                                    By: THE LINCOLN NATIONAL LIFE
                                        INSURANCE COMPANY (LNL)
                                        (Depositor)

                                    By:
                                        ------------------------------------
                                        Kelly D. Clevenger
                                        Vice President, LNL



     (b) As required by the Securities Act of 1993, this Amendment to the Registration Statement has been signed for the Depositors by the following persons in the capacities and on the dates indicated.

Signature                     Title                                Date
---------                     -----                                ----


    *                         Chief Executive                     April 22, 1999
-----------------------       Officer, President &                --------------
Gabriel L. Shaheen            Director (Principal Executive
                              Officer)


    *                         Executive Vice President            April 22, 1999
-----------------------       and Director                        --------------
Lawrence T. Rowland


    *                         Senior Vice President, Chief        April 22, 1999
-----------------------       Financial Officer and Assistant     --------------
Keith J. Ryan                 Treasurer (Principal Accounting
                              Officer and Principal Financial
                              Officer)


    *                         Director                            April 22, 1999
-----------------------                                           --------------
Jon A. Boscia


    *                         Director                            April 22, 1999
-----------------------                                           --------------
H. Thomas McMeekin


    *                         Director                            April 22, 1999
-----------------------                                           --------------
Richard C. Vaughan


* By                          pursuant to a Power of Attorney filed with
    -------------------       this Registration Statement
  Steven M. Kluever

                                 Exhibit Index



(8)  (c)  Selling Group Agreement for Lincoln Financial Advisors.
     (o) Amendment to fund participation agreement (Delaware Group Premium Fund, Inc.)

(10) Consent of Ernst & Young LLP, Independent Auditors

(15) (a) Organizational Chart of Lincoln National Life Insurance Holding Company System
     (b)  Memorandum Concerning Books and Records.

(16) Powers of Attorney.

     (a)  Gabriel Shaheen
     (b)  Lawrence Rowland
     (c)  Keith Ryan
     (d)  H. Thomas McMeekin
     (e)  Richard Vaughan
     (f)  Jon Boscia